                                 PART B

      INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                    Minnesota Mutual Variable Annuity Account

        Cross Reference Sheet to Statement of Additional Information


Form N-4

Item Number       Caption in Statement of Additional Information

    15.           Cover Page

    16.           Cover Page

    17.           Trustees and Principal Management Officers of Minnesota
                  Mutual

    18.           Not Applicable

    19.           Not Applicable

    20.           Distribution of Contracts

    21.           Performance Data

    22.           Not Applicable

    23.           Financial Statements

                    Minnesota Mutual Variable Annuity Account
               ("Variable Annuity Account"), a Separate Account of

                   The Minnesota Mutual Life Insurance Company
                              ("Minnesota Mutual")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098

                           Telephone:   (612) 665-3500

                       Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 1997

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling The Minnesota Mutual Life Insurance Company at (612) 665-3500, or writing to Minnesota Mutual at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     Trustees and Principal Management Officers of Minnesota Mutual Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

         TRUSTEES AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA MUTUAL

    Trustees                         Principal Occupation

Giulio Agostini               Senior Vice President, Finance and Administrative
                              Services, Minnesota Mining and Manufacturing
                              Company, Maplewood, Minnesota


Anthony L. Andersen           Chair-Board of Directors, H. B. Fuller Company,
                              St. Paul, Minnesota, since June 1995, prior thereto for more than five years President and Chief Executive Officer, H. B. Fuller Company
                              (Adhesive Products)

John F. Grundhofer            Chairman of the Board, President and Chief
                              Executive Officer, First Bank System, Inc.,
                              Minneapolis, Minnesota (Banking)

Harold V. Haverty             Retired since May 1995, prior thereto, for more
                              than five years Chairman of the Board, President and Chief Executive Officer, Deluxe Corporation,
                              Shoreview, Minnesota (Check Printing)





David S. Kidwell, Ph.D.       Dean and Professor of Finance, The Curtis L.
                              Carlson School of Management, University of
                              Minnesota


Reatha C. King, Ph.D.         President and Executive Director, General Mills
                              Foundation, Minneapolis, Minnesota

Thomas E. Rohricht            Member, Doherty, Rumble & Butler Professional
                              Association, St. Paul, Minnesota (Attorneys)


Terry Tinson Saario, Ph.D.    Prior to March 1996, and for more than five
                              years, President, Northwest Area Foundation,
                              St. Paul, Minnesota (Private Regional
                              Foundation)


Robert L. Senkler             Chairman of the Board, President and Chief
                              Executive Officer, The Minnesota Mutual Life
                              Insurance Company, since August 1995; prior thereto for more than five years Vice President and Actuary, The Minnesota Mutual Life Insurance
                              Company

Michael E. Shannon            Chairman, Chief Financial and Administrative
                              Officer, Ecolab, Inc., St. Paul, Minnesota, since
                              August 1992, prior thereto President, Residential
                              Services Group, Ecolab, Inc., St. Paul, Minnesota from October 1990 to July 1992 (Develops and
                              Markets Cleaning and Sanitizing Products)



Frederick T. Weyerhaeuser     Chairman, Clearwater Investment Trust, since
                              May 1996, prior thereto for more than five years, Chairman, Clearwater Management Company, St. Paul,
                              Minnesota (Financial Management)

Principal Officers (other than Trustees)

            Name                     Position

      John F. Bruder         Senior Vice President

      Keith M. Campbell      Vice President

      Paul H. Gooding        Vice President and Treasurer

      Robert E. Hunstad      Executive Vice President

      James E. Johnson       Senior Vice President and Actuary

      Richard D. Lee         Vice President

      Joel W. Mahle          Vice President

      Dennis E. Prohofsky    Senior Vice President, General Counsel
                             and Secretary

      Gregory S. Strong      Vice President and Actuary

      Terrence S. Sullivan   Senior Vice President

      Randy F. Wallake       Senior Vice President


All Trustees who are not also officers of Minnesota Mutual have had the principal occupation (or employers) shown for at least five years with the exception of Messrs Agostini, Andersen and Shannon and Dr. Kidwell, whose prior employment is as indicated above. All officers of Minnesota Mutual have been employed by Minnesota Mutual for at least five years.


DISTRIBUTION OF CONTRACTS

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of MIMLIC Sales Corporation ("MIMLIC Sales") or other broker-dealers who have entered into selling agreements with MIMLIC Sales. MIMLIC Sales acts as principal underwriter of the contracts. MIMLIC Sales is a wholly-owned subsidiary of MIMLIC Asset Management Company, which in turn is a wholly-owned subsidiary of Minnesota Mutual Life. MIMLIC Asset Management Company is also the sole owner of the shares of Advantus Capital Management Inc., a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. MIMLIC Sales is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Mutual to the underwriter for 1996, 1995, and 1994 were $13,034,146, $7,203,781 and $7,363,105, respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. Agents of Minnesota Mutual who are also registered representatives of MIMLIC Sales are compensated directly by Minnesota Mutual.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1996 were 3.51% and 3.57%, respectively. Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charges, as a percentage of the accumulation value withdrawn, begin as of the contract date at 9% for the flexible payment contract and at 6% for the single payment contract, and decrease uniformly each month for 120 months).


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

Prior to May 3, 1993, several of the Sub-Accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account, the Index 500 Sub-Account was the Index Sub-Account and the Capital Appreciation Sub-Account was the Aggressive Growth Sub-Account.

The cumulative total return figures published by the Variable Annuity Account relating to the contracts described in the Prospectus will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the Sub-Accounts for the specified periods ended December 31, 1996 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Mutual not absorbed Fund expenses as described.


                                        From Inception           Date of
                                         to 12/31/96            Inception
                                        --------------          ---------
Growth Sub-Account                     191.18% (188.83%)         12/3/85

Bond Sub-Account                       116.57% (115.50%)         12/3/85

Money Market Sub-Account                55.81%  (53.49%)         12/3/85

Asset Allocation Sub-Account           169.03% (168.48%)         12/3/85

Mortgage Securities Sub-Account        100.93% (100.58%)          6/1/87

Index 500 Sub-Account                  191.54% (190.76%)          6/1/87

Capital Appreciation Sub-Account       193.98% (191.13%)          6/1/87

International Stock Sub-Account         72.80%  (72.77%)          5/1/92

Small Company Sub-Account               67.23%  (67.22%)          5/3/93

Maturing Government Bond
  1998 Sub-Account                      16.89%  (16.60%)          5/2/94

Maturing Government Bond
  2002 Sub-Account                      23.35%  (22.71%)          5/2/94

Maturing Government Bond
  2006 Sub-Account                      28.89%  (27.84%)          5/2/94

Maturing Government Bond
  2010 Sub-Account                      31.52%  (29.35%)          5/2/94

Value Stock Sub-Account                 77.79%  (77.54%)          5/2/94


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period.
The surrender value will reflect the deduction of the deferred sales charge applicable to the contract (flexible premium/single premium) and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Mutual voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Mutual is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolios of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Funds and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolios of the Fund exclusive of the advisory fee. And, for the period subsequent to May 2, 1994, Minnesota Mutual has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolios and fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios. It should be noted that for the Maturing Government Bond Portfolios maturing in 1998 and 2002, Minnesota Mutual will voluntarily absorb fees and expenses that exceed .20% of average daily net assets of those Portfolios until April 30, 1998.

For the period subsequent to October 1, 1997, Minnesota Mutual has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.40% of the average daily net assets of the Mid-Cap Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the International Bond Portfolio of the Fund exclusive of the advisory fee. There is no specified or minimum period of time during which Minnesota Mutual has agreed to continue its voluntary absorption of these expenses, and Minnesota Mutual may in its discretion cease its absorption of expenses at any time. Should Minnesota Mutual cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with both the flexible premium and single premium contracts described in the Prospectus, for the specified periods ended December 31, 1996 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Mutual not absorbed Fund expenses as described above.



                                                      FLEXIBLE PREMIUM CONTRACT

                                     Year Ended            Five Years             Ten Years           From Inception        Date of
                                      12/31/96           Ended 12/31/96         Ended 12/31/96          to 12/31/96        Inception
                                      --------           --------------         --------------          -----------        ---------
Growth Sub-Account                  7.26%    (7.26%)      7.73%   (7.73%)       11.22% (11.10%)         N/A     (N/A)        12/3/85

Bond Sub-Account                   -5.73%   (-5.73%)      4.52%   (4.49%)        6.54%  (6.45%)         N/A     (N/A)        12/3/85

Money Market Sub-Account           -3.90%   (-3.90%)      1.85%   (1.63%)        4.06%  (3.72%)         N/A     (N/A)        12/3/85

Asset Allocation Sub-Account        3.00%    (3.00%)      7.37%   (7.37%)        9.76%  (9.73%)         N/A     (N/A)        12/3/85

Mortgage Securities Sub-Account    -3.63%   (-3.63%)      4.68%   (4.66%)         N/A    (N/A)         7.52%    (7.49%)       6/1/87

Index 500 Sub-Account              11.37%   (11.37%)     12.32%  (12.30%)         N/A    (N/A)        11.77%   (11.73%)       6/1/87

Capital Appreciation Sub-Account    7.69%    (7.69%)      9.07%   (9.05%)         N/A    (N/A)        11.87%   (11.72%)       6/1/87

International Stock Sub-Account     9.68%    (9.68%)       N/A     (N/A)          N/A    (N/A)        11.37%   (11.36%)       5/1/92

Small Company Sub-Account          -2.54%   (-2.54%)       N/A     (N/A)          N/A    (N/A)        13.42%   (13.42%)       5/3/93

Maturing Government Bond
  1998 Sub-Account                 -4.66%   (-5.18%)       N/A     (N/A)          N/A    (N/A)         3.62%    (3.06%)       5/2/94


                                       7

Maturing Government Bond
  2002 Sub-Account                 -6.86%   (-7.67%)       N/A     (N/A)          N/A    (N/A)         5.73%    (4.82%)       5/2/94

Maturing Government Bond
  2006 Sub-Account                 -9.55%  (-10.55%)       N/A     (N/A)          N/A    (N/A)         7.48%    (6.26%)       5/2/94

Maturing Government Bond
  2010 Sub-Account                -11.57%   (13.35%)       N/A     (N/A)          N/A    (N/A)         8.30%    (6.01%)       5/2/94

Value Stock Sub-Account            19.89%   (19.89%)       N/A     (N/A)          N/A    (N/A)        20.82%   (20.71%)       5/2/94




                                                       SINGLE PREMIUM CONTRACT

                                     Year Ended            Five Years             Ten Years          From Inception         Date of
                                      12/31/96           Ended 12/31/96        Ended 12/31/96          to 12/31/96         Inception
                                      --------           --------------        --------------          -----------         ---------
Growth Sub-Account                 10.07%  (10.07%)      8.03%   (8.03%)       11.22% (11.22%)         N/A     (N/A)        12/3/85

Bond Sub-Account                   -3.26%  (-3.26%)      4.81%   (4.78%)        6.54%  (6.45%)         N/A     (N/A)        12/3/85

Money Market Sub-Account           -1.38%  (-1.38%)      2.13%   (1.91%)        4.06%  (3.72%)         N/A     (N/A)        12/3/85

Asset Allocation Sub-Account        5.70%   (5.70%)      7.67%   (7.67%)        9.76%  (9.73%)         N/A     (N/A)        12/3/85

Mortgage Securities Sub-Account    -1.10%  (-1.10%)      4.97%   (4.95%)         N/A    (N/A)         7.53%    (7.50%)       6/1/87

Index 500 Sub-Account              14.29%  (14.29%)     12.64%  (12.62%)         N/A    (N/A)        11.78%   (11.74%)       6/1/87

Capital Appreciation Sub-Account   10.51%  (10.51%)      9.38%   (9.36%)         N/A    (N/A)        11.88%   (11.73%)       6/1/87


                                       8

International Stock Sub-Account    12.55%  (12.55%)       N/A     (N/A)          N/A    (N/A)        11.73%   (11.72%)       5/1/92

Small Company Sub-Account            .01%    (.01%)       N/A     (N/A)          N/A    (N/A)        13.97%   (13.97%)       5/3/93

Maturing Government Bond
  1998 Sub-Account                 -2.16%  (-2.68%)       N/A     (N/A)          N/A    (N/A)         4.43%    (3.87%)       5/2/94

Maturing Government Bond
  2002 Sub-Account                 -4.42%  (-5.23%)       N/A     (N/A)          N/A    (N/A)         6.56%    (5.65%)       5/2/94

Maturing Government Bond
  2006 Sub-Account                 -7.18%  (-8.18%)       N/A     (N/A)          N/A    (N/A)         8.33%    (7.11%)       5/2/94

Maturing Government Bond
  2010 Sub-Account                 -9.25%  (11.03%)       N/A     (N/A)          N/A    (N/A)         9.15%    (6.86%)       5/2/94

Value Stock Sub-Account            23.04%  (23.04%)       N/A     (N/A)          N/A    (N/A)        21.76%   (21.65%)       5/2/94



The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1996 are shown in the table below. Inasmuch as no deferred sales charges are reflected in these figures, they are the same for both the flexible premium and the single premium contracts. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Mutual not absorbed Fund expenses as described above.

                                     Year Ended            Five Years             Ten Years          From Inception         Date of
                                      12/31/96           Ended 12/31/96        Ended 12/31/96          to 12/31/96         Inception
                                      --------           --------------        --------------          -----------         ---------
Growth Sub-Account                 15.70%  (15.70%)      8.62%   (8.62%)       11.22% (11.22%)         N/A     (N/A)        12/3/85

Bond Sub-Account                    1.68%   (1.68%)      5.39%   (5.36%)        6.54%  (6.45%)         N/A     (N/A)        12/3/85

Money Market Sub-Account            3.65%   (3.65%)      2.69%   (2.47%)        4.06%  (3.72%)         N/A     (N/A)        12/3/85

Asset Allocation Sub-Account       11.10%  (11.10%)      8.26%   (8.26%)        9.76%  (9.73%)         N/A     (N/A)        12/3/85

Mortgage Securities Sub-Account     3.95%   (3.95%)      5.55%   (5.53%)         N/A    (N/A)         7.56%   (7.53%)        6/1/87

Index 500 Sub-Account              20.13%  (20.13%)     13.26%  (13.24%)         N/A    (N/A)        11.81%  (11.77%)        6/1/87

Capital Appreciation Sub-Account   16.15%  (16.15%)      9.98%   (9.96%)         N/A    (N/A)        11.91%  (11.76%)        6/1/87

International Stock Sub-Account    18.30%  (18.30%)       N/A     (N/A)          N/A    (N/A)        12.43%  (12.42%)        5/1/92

Small Company Sub-Account           5.12%   (5.12%)       N/A     (N/A)          N/A    (N/A)        15.06%  (15.06%)        5/3/93

Maturing Government Bond
  1998 Sub-Account                  2.84%   (2.32%)       N/A     (N/A)          N/A    (N/A)         6.02%   (5.46%)        5/2/94

Maturing Government Bond
  2002 Sub-Account                   .46%   (-.35%)       N/A     (N/A)          N/A    (N/A)         8.18%   (7.27%)        5/2/94

Maturing Government Bond
  2006 Sub-Account                 -2.44%  (-3.44%)       N/A     (N/A)          N/A    (N/A)         9.98%   (8.76%)        5/2/94


                                       10

Maturing Government Bond
  2010 Sub-Account                 -4.62%  (-6.40%)       N/A     (N/A)          N/A    (N/A)        10.81%   (8.52%)        5/2/94

Value Stock Sub-Account            29.32%  (29.32%)       N/A     (N/A)          N/A    (N/A)        23.62%  (23.51%)        5/2/94

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity
(AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                      AVM = P(1 + AGR/2) to the power of 2T

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, the Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE.  The Company calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased any other date, however, may be materially different.

                                    AUDITORS

The financial statements of Minnesota Mutual and the Minnesota Mutual Variable Annuity Account included herein have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG Peat Marwick LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Mutual, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT





The Board of Trustees of The Minnesota Mutual Life Insurance Company and Contract Owners of Minnesota Mutual Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Segregated Sub-Accounts of Minnesota Mutual Variable Annuity Account (the Account) (class of contracts offered for combination Fixed and Variable Annuity Contracts for Personal Retirement Plans) as of December 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods in footnote (6). These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1996 were verified by examination of the underlying portfolios of MIMLIC Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Segregated Sub-Accounts of Minnesota Mutual Variable Annuity Account at December 31, 1996 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.





                                   KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 14, 1997

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Mutual Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of The Minnesota Mutual Life Insurance Company (Minnesota Mutual) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently four types of contracts each consisting of one to fourteen segregated sub-accounts. The financial statements presented herein include only the segregated sub-accounts offered in connection with the sale of the Combination Fixed and Variable Annuity Contracts for Personal Retirement Plans (Multi-option Annuity) and Multi-Option Select.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Mutual. Contract owners allocate their variable annuity purchase payments to one or more of the fourteen segregated sub-accounts. Such payments are then invested in shares of MIMLIC Series Fund, Inc. (the
     Fund) which was organized by Minnesota Mutual as the investment vehicle for its variable annuity contracts and variable life policies. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios of the Fund, respectively.

     MIMLIC Sales Corporation acts as the underwriter for the Account. MIMLIC Asset Management Company acts as the investment adviser for the Fund. MIMLIC Sales Corporation is a wholly-owned subsidiary of MIMLIC Asset Management Company. MIMLIC Asset Management Company is a wholly-owned subsidiary of Minnesota Mutual.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN MIMLIC SERIES FUND, INC.

     Investments in shares of the Fund portfolios are stated at market value which is the net asset value per share as determined daily by the Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Fund are reinvested in additional shares of the Fund and are recorded by the segregated sub-accounts on the ex-dividend date.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     FEDERAL INCOME TAXES

     The Account is treated as part of Minnesota Mutual for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Fund.

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
     3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Mutual if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Mutual reimburses the Account.

(3)  MORTALITY AND EXPENSE AND SALES CHARGES

     The mortality and expense charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

     A contingent deferred sales charge may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. Total sales charges deducted from redemption proceeds for the years ended December 31, 1996 and 1995 amounted to $1,677,688 and $1,494,935, respectively.

(4)  INVESTMENT TRANSACTIONS

     The Account's purchases of Fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996:

      Growth Portfolio . . . . . . . . . . . . . . . . . . . .      $31,788,337
      Bond Portfolio . . . . . . . . . . . . . . . . . . . . .       32,577,482
      Money Market Portfolio . . . . . . . . . . . . . . . . .       54,328,470
      Asset Allocation Portfolio . . . . . . . . . . . . . . .       80,470,624
      Mortgage Securities Portfolio. . . . . . . . . . . . . .       18,816,086
      Index 500 Portfolio  . . . . . . . . . . . . . . . . . .       42,961,140
      Capital Appreciation Portfolio . . . . . . . . . . . . .       35,714,951
      International Stock Portfolio. . . . . . . . . . . . . .       49,173,177
      Small Company Portfolio  . . . . . . . . . . . . . . . .       48,123,909
      Maturing Government Bond 1998 Portfolio. . . . . . . . .        1,504,768
      Maturing Government Bond 2002 Portfolio. . . . . . . . .        1,059,764
      Maturing Government Bond 2006 Portfolio. . . . . . . . .          909,411
      Maturing Government Bond 2010 Portfolio. . . . . . . . .        1,809,636
      Value Stock Portfolio. . . . . . . . . . . . . . . . . .       51,166,419

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS


     Transactions in units for each segregated sub-account for the years ended December 31, 1996 and 1995 were as follows:


                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                         --------------------------------------------------------
                                                                                                          MONEY          ASSET
                                                                            GROWTH           BOND         MARKET       ALLOCATION
                                                                         ------------    -----------    -----------   -----------
     Units outstanding at
       December 31, 1994 . . . . . . . . . . . . . . . . .                 33,090,790     23,798,963     11,720,778   109,044,286
         Contract purchase payments. . . . . . . . . . . .                  7,192,753      8,612,934     18,164,557    16,964,209
         Deductions for contract terminations
           and withdrawal payments . . . . . . . . . . . .                 (4,474,203)    (4,342,656)   (15,075,820)  (15,033,018)
                                                                          -----------    -----------    -----------   -----------
     Units outstanding at
       December 31, 1995 . . . . . . . . . . . . . . . . .                 35,809,340     28,069,241     14,809,515   110,975,477
         Contract purchase payments. . . . . . . . . . . .                  7,959,321     13,440,580     34,210,814    20,938,882
         Deductions for contract terminations
           and withdrawal payments . . . . . . . . . . . .                 (5,320,209)    (4,777,759)   (26,090,695)  (15,702,709)
                                                                          -----------    -----------    -----------   -----------
     Units outstanding at
       December 31, 1996 . . . . . . . . . . . . . . . . .                 38,448,452     36,732,062     22,929,634   116,211,650
                                                                          -----------    -----------    -----------   -----------
                                                                          -----------    -----------    -----------   -----------


                                                                                 SEGREGATED SUB-ACCOUNTS
                                                          -----------------------------------------------------------------------
                                                            MORTGAGE         INDEX        CAPITAL      INTERNATIONAL     SMALL
                                                           SECURITIES         500       APPRECIATION       STOCK        COMPANY
                                                          ------------    -----------   ------------    -----------   -----------
     Units outstanding at
       December 31, 1994 . . . . . . . . . .                31,542,405     29,639,298     40,739,415     61,474,893    29,723,609
         Contract purchase
           payments  . . . . . . . . . . . .                 5,175,401      8,862,249     10,017,490     19,829,803    17,368,989
         Deductions for contract
           terminations and
           withdrawal payments . . . . . . .                (5,439,872)    (3,229,523)    (4,792,437)   (12,579,513)   (3,857,882)
                                                           -----------    -----------    -----------    -----------   -----------
     Units outstanding at
       December 31, 1995 . . . . . . . . . .                31,277,934     35,272,024     45,964,468     68,725,183    43,234,716
         Contract purchase
           payments. . . . . . . . . . . . .                 7,656,512     15,526,087     11,655,640     27,327,499    23,161,740
         Deductions for contract
           terminations and
           withdrawal payments . . . . . . .                (6,406,491)    (4,700,558)    (6,596,109)    (9,531,418)   (7,101,183)
                                                           -----------    -----------    -----------    -----------   -----------
     Units outstanding at
       December 31, 1996 . . . . . . . . . .                32,527,955     46,097,553     51,023,999     86,521,264    59,295,273
                                                           -----------    -----------    -----------    -----------   -----------
                                                           -----------    -----------    -----------    -----------   -----------

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


                                                                                    SEGREGATED SUB-ACCOUNTS
                                                         ------------------------------------------------------------------------
                                                           MATURING        MATURING        MATURING       MATURING
                                                          GOVERNMENT      GOVERNMENT      GOVERNMENT     GOVERNMENT     VALUE
                                                           BOND 1998       BOND 2002       BOND 2006      BOND 2010     STOCK
                                                           -----------    -----------    -----------    -----------   -----------
     Units outstanding at
       December 31, 1994 . . . . . . . . . .                 2,578,506      2,528,509      1,808,705        913,358     7,178,675
         Contract purchase
           payments  . . . . . . . . . . . .                 2,297,675        784,333        460,903        888,273    12,757,957
         Deductions for contract
           terminations and
           withdrawal payments . . . . . . .                (1,545,409)      (895,019)      (390,877)      (876,950)   (1,191,730)
                                                           -----------    -----------    -----------    -----------   -----------
     Units outstanding at
       December 31, 1995 . . . . . . . . . .                 3,330,772      2,417,823      1,878,731        924,681    18,744,902
         Contract purchase
           payments. . . . . . . . . . . . .                 1,322,226        736,594        611,384      1,477,104    29,156,933
         Deductions for contract
           terminations and
           withdrawal payments . . . . . . .                  (741,886)      (218,557)      (156,006)      (324,661)   (4,105,312)
                                                           -----------    -----------    -----------    -----------   -----------
     Units outstanding at
       December 31, 1996 . . . . . . . . . .                 3,911,112      2,935,860      2,334,109      2,077,124    43,796,523
                                                           -----------    -----------    -----------    -----------   -----------
                                                           -----------    -----------    -----------    -----------   -----------

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 -------------------------------------------
                                                                                                                   MONEY
                      ASSETS                                                        GROWTH           BOND          MARKET
                                                                                 -------------  -------------  -------------
Investments in shares of MIMLIC Series Fund, Inc.:
  Growth Portfolio, 50,156,918 shares at net asset
    value of $2.343 per share (cost $96,272,317) . . . . . . . . . . . . .      $  117,531,708         -              -
  Bond Portfolio, 63,035,908 shares at net asset
    value of $1.283 per share (cost $77,678,207) . . . . . . . . . . . . .              -          80,892,883         -
  Money Market Portfolio, 36,601,424 shares at net
    asset value of $1.000 per share (cost $36,601,424) . . . . . . . . . .              -              -          36,601,424
  Asset Allocation Portfolio, 173,295,897 shares
    at net asset value of $1.865 per  share (cost $271,469,123). . . . . .              -              -              -
  Mortgage Securities Portfolio, 55,490,821 shares
    at net asset value of $1.187 per share (cost $63,809,744)  . . . . . .              -              -              -
  Index 500 Portfolio, 56,185,560 shares at net
    asset value of $2.409 per share (cost $96,535,954) . . . . . . . . . .              -              -              -
  Capital Appreciation Portfolio, 60,868,073
    shares at net asset value of $2.471 per share (cost $112,719,241). . .              -              -              -
                                                                                 -------------  -------------  -------------
                                                                                   117,531,708     80,892,883     36,601,424

Receivable from MIMLIC Series Fund, Inc. for investments sold. . . . . . .              41,514         26,278         22,953
Receivable from Minnesota Mutual for contract purchase payments. . . . . .              80,136        241,899      1,134,459
Dividends receivable from MIMLIC Series Fund, Inc. . . . . . . . . . . . .              -              -                  20
                                                                                 -------------  -------------  -------------
     Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         117,653,358     81,161,060     37,758,856
                                                                                 -------------  -------------  -------------

                    LIABILITIES

Payable to MIMLIC Series Fund, Inc. for investments purchased. . . . . . .              80,136        241,899      1,134,459
Payable to Minnesota Mutual for contract terminations and mortality and
  expense charges  . . . . . . . . . . . . . . . . . . . . . . . . . . . .              41,514         26,278         22,953
                                                                                 -------------  -------------  -------------
     Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . .             121,650        268,177      1,157,412
                                                                                 -------------  -------------  -------------
     Net assets applicable to annuity contract owners  . . . . . . . . . .      $  117,531,708     80,892,883     36,601,444
                                                                                 -------------  -------------  -------------
                                                                                 -------------  -------------  -------------

                   CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of
   38,448,452 for Growth; 36,732,062 for Bond; 22,929,634 for
   Money Market; 116,211,650 for Asset Allocation; 32,527,955 for
   Mortgage Securities; 46,097,553 for Index 500 and 51,023,999
   for Capital Appreciation  . . . . . . . . . . . . . . . . . . . . . . .      $  116,970,041     80,422,303     36,010,963
Contracts in annuity payment period (note 2) . . . . . . . . . . . . . . .             561,667        470,580        590,481
                                                                                 -------------  -------------  -------------

     Total contract owners' equity . . . . . . . . . . . . . . . . . . . .      $  117,531,708     80,892,883     36,601,444
                                                                                 -------------  -------------  -------------
                                                                                 -------------  -------------  -------------

NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . . . . . . . .      $        3.043          2.189          1.570
                                                                                 -------------  -------------  -------------
                                                                                 -------------  -------------  -------------


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                         ----------------------------------------------------------
                                                                             ASSET         MORTGAGE        INDEX          CAPITAL
                      ASSETS                                              ALLOCATION     SECURITIES        500         APPRECIATION
                                                                         -------------  -------------  -------------  -------------
Investments in shares of MIMLIC Series Fund, Inc.:
  Growth Portfolio, 50,156,918 shares at net asset
    value of $2.343 per share  (cost $96,272,317)  . . . . . . . . . . .        -              -              -              -
  Bond Portfolio, 63,035,908 shares at net asset
     value of $1.283 per share (cost $77,678,207)  . . . . . . . . . . .        -              -              -              -
  Money Market Portfolio, 36,601,424 shares at net
    asset value of $1.000 per share (cost $36,601,424) . . . . . . . . .        -              -              -              -
  Asset Allocation Portfolio, 173,295,897 shares
    at net asset value of $1.865 per  share (cost $271,469,123). . . . .   323,180,479         -              -              -
  Mortgage Securities Portfolio, 55,490,821 shares
    at net asset value of $1.187 per share (cost $63,809,744)  . . . . .        -          65,845,545         -              -
  Index 500 Portfolio, 56,185,560 shares at net
    asset value of $2.409 per share (cost $96,535,954) . . . . . . . . .        -              -         135,334,726         -
  Capital Appreciation Portfolio, 60,868,073
    shares at net asset value of $2.471 per share (cost $112,719,241). .        -              -              -         150,431,644
                                                                         -------------  -------------  -------------  -------------
                                                                           323,180,479     65,845,545    135,334,726    150,431,644

Receivable from MIMLIC Series Fund, Inc. for investments sold. . . . . .       106,584         30,871         33,464         44,461
Receivable from Minnesota Mutual for contract purchase payments. . . . .       205,397        193,011        119,042         59,698
Dividends receivable from MIMLIC Series Fund, Inc. . . . . . . . . . . .        -              -              -              -
                                                                         -------------  -------------  -------------  -------------

     Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . . .   323,492,460     66,069,427    135,487,232    150,535,803
                                                                         -------------  -------------  -------------  -------------
                    LIABILITIES

Payable to MIMLIC Series Fund, Inc. for investments purchased. . . . . .       205,397        193,011        119,042         59,698
Payable to Minnesota Mutual for contract terminations and mortality and
  expense charges  . . . . . . . . . . . . . . . . . . . . . . . . . . .       106,584         30,871         33,464         44,461
                                                                         -------------  -------------  -------------  -------------
     Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . .       311,981        223,882        152,506        104,159
                                                                         -------------  -------------  -------------  -------------

     Net assets applicable to annuity contract owners  . . . . . . . . .   323,180,479     65,845,545    135,334,726    150,431,644
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

                   CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of
   38,448,452 for Growth; 36,732,062 for Bond; 22,929,634 for
   Money Market; 116,211,650 for Asset Allocation; 32,527,955 for
   Mortgage Securities; 46,097,553 for Index 500  and 51,023,999
   for Capital Appreciation  . . . . . . . . . . . . . . . . . . . . . .   321,058,362     65,396,887    134,294,656    149,610,997
Contracts in annuity payment period (note 2) . . . . . . . . . . . . . .     2,122,117        448,658      1,040,070        820,647
                                                                         -------------  -------------  -------------  -------------

     Total contract owners' equity . . . . . . . . . . . . . . . . . . .   323,180,479     65,845,545    135,334,726    150,431,644
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . . . . . . .         2.762          2.010          2.913          2.932
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                         ----------------------------------------------------------
                                                                                                          MATURING      MATURING
                                                                         INTERNATIONAL      SMALL        GOVERNMENT    GOVERNMENT
                             ASSETS                                         STOCK          COMPANY       BOND 1998     BOND 2002
                                                                         -------------  -------------  -------------  -------------
Investments in shares of MIMLIC Series Fund, Inc.:
  International Stock Portfolio, 94,266,211 shares at net asset value
    of $1.597 per share (cost $123,613,089). . . . . . . . . . . . . .  $  150,564,285         -              -              -
  Small Company Portfolio, 65,253,909 shares at net asset value of
     $1.535 per share (cost $91,962,096) . . . . . . . . . . . . . . .          -         100,154,435         -              -
  Maturing Government Bond 1998 Portfolio, 4,186,461 shares at
     net asset value of $1.080 share (cost $4,278,404) . . . . . . . .          -              -           4,520,878         -
  Maturing Government Bond 2002 Portfolio, 3,398,126 shares at
     net asset value of $1.049 per share (cost $3,494,110) . . . . . .          -              -              -           3,564,303
  Maturing Government Bond 2006 Portfolio, 2,690,353 shares at
     net asset value of $1.094 per share (cost $2,819,520) . . . . . .          -              -              -              -
  Maturing Government Bond 2010 Portfolio, 2,242,466 shares at
     net asset value of $1.172 per share (cost $2,477,360) . . . . . .          -              -              -              -
  Value Stock Portfolio, 49,328,087 shares at net asset value
     of $1.591 per  share (cost $68,377,558) . . . . . . . . . . . . .          -              -              -              -
                                                                         -------------  -------------  -------------  -------------
                                                                           150,564,285    100,154,435      4,520,878      3,564,303

Receivable from MIMLIC Series Fund, Inc. for investments sold  . . . .          41,237         25,603          1,283            683
Receivable from Minnesota Mutual for contract purchase payments. . . .         154,873        119,110              5            979
                                                                         -------------  -------------  -------------  -------------
     Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . .     150,760,395    100,299,148      4,522,166      3,565,965
                                                                         -------------  -------------  -------------  -------------
                             LIABILITIES

Payable to MIMLIC Series Fund, Inc. for investments purchased. . . . .         154,873        119,110              5            979
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges. . . . . . . . . . . . . . . . . . . .          41,237         25,603          1,283            683
                                                                         -------------  -------------  -------------  -------------
     Total liabilities . . . . . . . . . . . . . . . . . . . . . . . .         196,110        144,713          1,288          1,662
                                                                         -------------  -------------  -------------  -------------

     Net assets applicable to annuity contract owners  . . . . . . . .  $  150,564,285    100,154,435      4,520,878      3,564,303
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------

                      CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding
   86,521,264  for International Stock; 59,295,273 for Small Company;
   3,911,112 for Maturing Government Bond 1998; 2,935,860 for Maturing
   Government Bond 2002; 2,334,109 for Maturing  Government Bond 2006;
   2,077,124 for Maturing Government Bond 2010 and 43,796,523 for
   Value Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  149,642,437     99,170,276      4,520,878      3,538,965
Contacts in annuity payment period (note 2)  . . . . . . . . . . . . .         921,848        984,159         -              25,338
                                                                         -------------  -------------  -------------  -------------
     Total contract owners' equity . . . . . . . . . . . . . . . . . .  $  150,564,285    100,154,435      4,520,878      3,564,303
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------
NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . . . . . .  $        1.730          1.673          1.156          1.205
                                                                         -------------  -------------  -------------  -------------
                                                                         -------------  -------------  -------------  -------------


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                         -------------------------------------------
                                                                           MATURING        MATURING
                                                                          GOVERNMENT      GOVERNMENT       VALUE
                             ASSETS                                        BOND 2006      BOND 2010        STOCK
                                                                         -------------  -------------  -------------
Investments in shares of MIMLIC Series Fund, Inc.:
  International Stock Portfolio, 94,266,211 shares at net asset value
    of $1.597 per share (cost $123,613,089). . . . . . . . . . . . . .          -              -              -
  Small Company Portfolio, 65,253,909 shares at net asset value of
     $1.535 per share (cost $91,962,096) . . . . . . . . . . . . . . .          -              -              -
  Maturing Government Bond 1998 Portfolio, 4,186,461 shares at
     net asset value of $1.080 share (cost $4,278,404) . . . . . . . .          -              -              -
  Maturing Government Bond 2002 Portfolio, 3,398,126 shares at
     net asset value  of $1.049 per share (cost $3,494,110). . . . . .          -              -              -
  Maturing Government Bond 2006 Portfolio, 2,690,353 shares at
     net asset value of $1.094 per share (cost $2,819,520) . . . . . .       2,943,403         -              -
  Maturing Government Bond 2010 Portfolio, 2,242,466 shares at
     net asset value of $1.172 per share (cost $2,477,360) . . . . . .          -           2,627,061         -
  Value Stock Portfolio, 49,328,087 shares at net asset value
     of $1.591 per  share (cost $68,377,558) . . . . . . . . . . . . .          -              -          78,462,099
                                                                         -------------  -------------  -------------
                                                                             2,943,403      2,627,061     78,462,099

Receivable from MIMLIC Series Fund, Inc. for investments sold. . . . .           1,759          5,553         23,097
Receivable from Minnesota Mutual for contract purchase payments. . . .           1,307              6        159,640
                                                                         -------------  -------------  -------------
     Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . .       2,946,469      2,632,620     78,644,836
                                                                         -------------  -------------  -------------

                             LIABILITIES
Payable to MIMLIC Series Fund, Inc. for investments purchased. . . . .           1,307              6        159,640
Payable to Minnesota Mutual for contract terminations and
  mortality and expense charges. . . . . . . . . . . . . . . . . . . .           1,759          5,553         23,097
                                                                         -------------  -------------  -------------
     Total liabilities . . . . . . . . . . . . . . . . . . . . . . . .           3,066          5,559        182,737
                                                                         -------------  -------------  -------------

     Net assets applicable to annuity contract owners. . . . . . . . .       2,943,403      2,627,061     78,462,099
                                                                         -------------  -------------  -------------
                                                                         -------------  -------------  -------------

                       CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding
   86,521,264  for International Stock; 59,295,273 for Small Company;
   3,911,112 for Maturing Government Bond 1998; 2,935,860 for Maturing
   Government Bond 2002; 2,334,109 for Maturing  Government Bond 2006;
   2,077,124 for Maturing Government Bond 2010 and 43,796,523 for
   Value Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,917,539      2,627,061     77,866,457
Contracts in annuity payment period (note 2) . . . . . . . . . . . . .          25,864         -             595,642
                                                                         -------------  -------------  -------------

     Total contract owners' equity . . . . . . . . . . . . . . . . . .       2,943,403      2,627,061     78,462,099
                                                                         -------------  -------------  -------------
                                                                         -------------  -------------  -------------

NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . . . . . .           1.250          1.265          1.778
                                                                         -------------  -------------  -------------
                                                                         -------------  -------------  -------------

See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1996


                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------------------
                                                                                                      MONEY          ASSET
                                                                       GROWTH           BOND          MARKET       ALLOCATION
                                                                    -------------  -------------  -------------  -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund. .   $      875,449      3,489,096      1,468,988      9,151,379
  Mortality and expense charges (note 3) . . . . . . . . . . . .       (1,315,044)      (868,779)      (382,125)    (3,746,894)
                                                                    -------------  -------------  -------------  -------------
     Investment income (loss) - net  . . . . . . . . . . . . . .         (439,595)     2,620,317      1,086,863      5,404,485
                                                                    -------------  -------------  -------------  -------------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund. . . .        8,226,602        628,966         -          16,755,857
                                                                    -------------  -------------  -------------  -------------
  Realized gains on sales of investments (note 4):
     Proceeds from sales . . . . . . . . . . . . . . . . . . . .       16,289,438     11,085,435     40,165,964     44,263,762
     Cost of investments sold  . . . . . . . . . . . . . . . . .      (13,519,660)   (10,863,618)   (40,165,964)   (38,041,256)
                                                                    -------------  -------------  -------------  -------------
                                                                        2,769,778        221,817         -           6,222,506
                                                                    -------------  -------------  -------------  -------------
     Net realized gains on investments . . . . . . . . . . . . .       10,996,380        850,783         -          22,978,363
                                                                    -------------  -------------  -------------  -------------
     Net change in unrealized appreciation or depreciation
       of investments. . . . . . . . . . . . . . . . . . . . . .        4,627,723     (1,797,465)        -           3,391,254
                                                                    -------------  -------------  -------------  -------------

     Net gains (losses) on investments . . . . . . . . . . . . .       15,624,103       (946,682)        -          26,369,617
                                                                    -------------  -------------  -------------  -------------

Net increase in net assets resulting from operations . . . . . .   $   15,184,508      1,673,635      1,086,863     31,774,102
                                                                    -------------  -------------  -------------  -------------
                                                                    -------------  -------------  -------------  -------------

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                    -------------------------------------------
                                                                      MORTGAGE         INDEX        CAPITAL
                                                                     SECURITIES         500       APPRECIATION
                                                                    -------------  -------------  -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund. .        3,951,650      1,354,495         -
  Mortality and expense charges (note 3) . . . . . . . . . . . .         (773,507)    (1,367,650)    (1,690,612)
                                                                    -------------  -------------  -------------
     Investment income (loss) - net  . . . . . . . . . . . . . .        3,178,143        (13,155)    (1,690,612)
                                                                    -------------  -------------  -------------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund. . . .           -             701,159      3,355,808
                                                                    -------------  -------------  -------------
  Realized gains on sales of investments (note 4):
     Proceeds from sales . . . . . . . . . . . . . . . . . . . .       13,390,362     13,500,891     19,677,859
     Cost of investments sold  . . . . . . . . . . . . . . . . .      (13,284,230)    (9,957,554)   (14,970,457)
                                                                    -------------  -------------  -------------
                                                                          106,132      3,543,337      4,707,402
                                                                    -------------  -------------  -------------

     Net realized gains on investments . . . . . . . . . . . . .          106,132      4,244,496      8,063,210
                                                                    -------------  -------------  -------------

     Net change in unrealized appreciation or depreciation
       of investments  . . . . . . . . . . . . . . . . . . . . .         (863,049)    16,185,492     13,204,750
                                                                    -------------  -------------  -------------

     Net gains (losses) on investments . . . . . . . . . . . . .         (756,917)    20,429,988     21,267,960
                                                                    -------------  -------------  -------------

Net increase in net assets resulting from operations . . . . . .        2,421,226     20,416,833     19,577,348
                                                                    -------------  -------------  -------------
                                                                    -------------  -------------  -------------

See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                         YEAR ENDED DECEMBER 31, 1996

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------------------
                                                                                                     MATURING        MATURING
                                                                                                    GOVERNMENT      GOVERNMENT
                                                                     INTERNATIONAL      SMALL          BOND            BOND
                                                                         STOCK         COMPANY         1998            2002
                                                                     -------------  -------------  -------------  -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund . . . $    2,977,785        210,314          2,787        195,568
  Mortality and expense charges (note 3). . . . . . . . . . . . . .     (1,543,943)    (1,083,010)       (48,940)       (39,559)
                                                                     -------------  -------------  -------------  -------------
     Investment income (loss) - net . . . . . . . . . . . . . . . .      1,433,842       (872,696)       (46,153)       156,009
                                                                     -------------  -------------  -------------  -------------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund . . . . .      3,259,963      9,395,869        -              -
                                                                     -------------  -------------  -------------  -------------

  Realized gains on sales of investments (note 4):
     Proceeds from sales  . . . . . . . . . . . . . . . . . . . . .     16,173,191     12,520,887        886,766        275,865
     Cost of investments sold . . . . . . . . . . . . . . . . . . .    (14,115,088)   (10,196,111)      (855,369)      (260,619)
                                                                     -------------  -------------  -------------  -------------

                                                                         2,058,103      2,324,776         31,397         15,246
                                                                     -------------  -------------  -------------  -------------

     Net realized gains on investments  . . . . . . . . . . . . . .      5,318,066     11,720,645         31,397         15,246
                                                                     -------------  -------------  -------------  -------------

     Net change in unrealized appreciation or depreciation
       of investments . . . . . . . . . . . . . . . . . . . . . . .     14,598,427     (7,159,671)       127,703       (135,902)
                                                                     -------------  -------------  -------------  -------------
     Net gains (losses) on investments  . . . . . . . . . . . . . .     19,916,493      4,560,974        159,100       (120,656)
                                                                     -------------  -------------  -------------  -------------

Net increase (decreases) in net assets resulting from operations. . $   21,350,335      3,688,278        112,947         35,353
                                                                     -------------  -------------  -------------  -------------
                                                                     -------------  -------------  -------------  -------------

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                     -------------------------------------------
                                                                       MATURING         MATURING
                                                                      GOVERNMENT      GOVERNMENT
                                                                         BOND            BOND          VALUE
                                                                         2006            2010          STOCK
                                                                     -------------  -------------  -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund              163,096            948        617,684
  Mortality and expense charges (note 3). . . . . . . . . . . . . .        (31,583)       (20,970)      (609,577)
                                                                     -------------  -------------  -------------
     Investment income (loss) - net . . . . . . . . . . . . . . . .        131,513        (20,022)         8,107
                                                                     -------------  -------------  -------------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund . . . . .          4,030         -           4,738,174
                                                                     -------------  -------------  -------------

  Realized gains on sales of investments (note 4):
     Proceeds from sales  . . . . . . . . . . . . . . . . . . . . .        199,514        405,961      6,800,945
     Cost of investments sold . . . . . . . . . . . . . . . . . . .       (184,298)      (401,440)    (5,822,204)
                                                                     -------------  -------------  -------------

                                                                            15,216          4,521        978,741
                                                                     -------------  -------------  -------------

     Net realized gains on investments  . . . . . . . . . . . . . .         19,246          4,521      5,716,915
                                                                     -------------  -------------  -------------
     Net change in unrealized appreciation or depreciation
       of investments . . . . . . . . . . . . . . . . . . . . . . .       (188,675)        (7,215)     7,186,237
                                                                     -------------  -------------  -------------
     Net gains (losses) on investments  . . . . . . . . . . . . . .       (169,429)        (2,694)    12,903,152
                                                                     -------------  -------------  -------------

Net increase (decreases) in net assets resulting from operations. .        (37,916)       (22,716)    12,911,259
                                                                     -------------  -------------  -------------
                                                                     -------------  -------------  -------------

See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                ----------------------------------------------------------
                                                                                                 MONEY          ASSET
                                                                   GROWTH           BOND         MARKET       ALLOCATION
                                                                -------------  -------------  -------------  -------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . .   $     (439,595)     2,620,317      1,086,863      5,404,485
  Net realized gains on investments  . . . . . . . . . . . .       10,996,380        850,783         -          22,978,363
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . .        4,627,723     (1,797,465)        -           3,391,254
                                                                -------------  -------------  -------------  -------------
Net increase in net assets resulting from operations . . . .       15,184,508      1,673,635      1,086,863     31,774,102
                                                                -------------  -------------  -------------  -------------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . .       22,686,286     28,459,419     52,853,330     54,563,388
  Contract terminations and withdrawal payments  . . . . . .      (14,919,406)   (10,171,421)   (39,767,006)   (40,381,655)
  Actuarial adjustments for mortality experience on
    annuities in payment period  . . . . . . . . . . . . . .            5,969          9,564         56,007         24,449
  Annuity benefit payments . . . . . . . . . . . . . . . . .          (60,957)       (54,798)       (72,840)      (159,662)
                                                                -------------  -------------  -------------  -------------
Increase in net assets from contract transactions  . . . . .        7,711,892     18,242,764     13,069,491     14,046,520
                                                                -------------  -------------  -------------  -------------
Increase in net assets . . . . . . . . . . . . . . . . . . .       22,896,400     19,916,399     14,156,354     45,820,622

Net assets at the beginning of year  . . . . . . . . . . . .       94,635,308     60,976,484     22,445,090    277,359,857
                                                                -------------  -------------  -------------  -------------
Net assets at the end of year  . . . . . . . . . . . . . . .   $  117,531,708     80,892,883     36,601,444    323,180,479
                                                                -------------  -------------  -------------  -------------
                                                                -------------  -------------  -------------  -------------


                                                                         SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------
                                                                  MORTGAGE        INDEX         CAPITAL
                                                                 SECURITIES        500        APPRECIATION
                                                                -------------  -------------  -------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . .        3,178,143        (13,155)    (1,690,612)
  Net realized gains on investments  . . . . . . . . . . . .          106,132      4,244,496      8,063,210
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . .         (863,049)    16,185,492     13,204,750
                                                                -------------  -------------  -------------
Net increase in net assets resulting from operations . . . .        2,421,226     20,416,833     19,577,348
                                                                -------------  -------------  -------------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . .       14,864,436     40,905,486     32,359,143
  Contract terminations and withdrawal payments  . . . . . .      (12,572,781)   (12,092,904)   (17,945,477)
  Actuarial adjustments for mortality experience on
    annuities in payment period  . . . . . . . . . . . . . .            2,662         32,413         30,374
  Annuity benefit payments . . . . . . . . . . . . . . . . .          (46,736)       (72,750)       (72,144)
                                                                -------------  -------------  -------------
Increase in net assets from contract transactions  . . . . .        2,247,581     28,772,245     14,371,896
                                                                -------------  -------------  -------------
Increase in net assets . . . . . . . . . . . . . . . . . . .        4,668,807     49,189,078     33,949,244

Net assets at the beginning of year  . . . . . . . . . . . .       61,176,738     86,145,648    116,482,400
                                                                -------------  -------------  -------------
Net assets at the end of year  . . . . . . . . . . . . . . .       65,845,545    135,334,726    150,431,644
                                                                -------------  -------------  -------------
                                                                -------------  -------------  -------------


See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996


                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                ----------------------------------------------------------
                                                                                                MATURING        MATURING
                                                                                               GOVERNMENT      GOVERNMENT
                                                                INTERNATIONAL      SMALL          BOND            BOND
                                                                    STOCK         COMPANY         1998            2002
                                                                -------------  -------------  -------------  -------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . .   $    1,433,842       (872,696)       (46,153)       156,009
  Net realized gains on investments  . . . . . . . . . . . .        5,318,066     11,720,645         31,397         15,246
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . .       14,598,427     (7,159,671)       127,703       (135,902)
                                                                -------------  -------------  -------------  -------------

Net increase (decrease) in net assets resulting from
      operations . . . . . . . . . . . . . . . . . . . . . .       21,350,335      3,688,278        112,947         35,353
                                                                -------------  -------------  -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . .       42,935,430     38,517,725      1,501,980        864,195
  Contract terminations and withdrawal payments  . . . . . .      (14,587,080)   (11,390,236)      (837,825)      (237,287)
  Actuarial adjustments for mortality experience
    on annuities  in payment period  . . . . . . . . . . .           26,969         36,861           -               3,006
  Annuity benefit payments . . . . . . . . . . . . . . . . .          (69,138)       (84,501)        -              (2,024)
                                                                -------------  -------------  -------------  -------------

Increase in net assets from contract transactions  . . . . .       28,306,181     27,079,849        664,155        627,890
                                                                -------------  -------------  -------------  -------------

Increase in net assets . . . . . . . . . . . . . . . . . . .       49,656,516     30,768,127        777,102        663,243

Net assets at the beginning of year. . . . . . . . . . . . .      100,907,769     69,386,308      3,743,776      2,901,060
                                                                -------------  -------------  -------------  -------------

Net assets at the end of year  . . . . . . . . . . . . . . .   $  150,564,285    100,154,435      4,520,878      3,564,303
                                                                -------------  -------------  -------------  -------------
                                                                -------------  -------------  -------------  -------------

                                                                         SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------
                                                                  MATURING       MATURING
                                                                 GOVERNMENT     GOVERNMENT
                                                                    BOND           BOND           VALUE
                                                                    2006           2010           STOCK
                                                                -------------  -------------  -------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . .          131,513        (20,022)         8,107
  Net realized gains on investments  . . . . . . . . . . . .           19,246          4,521      5,716,915
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . .         (188,675)        (7,215)     7,186,237
                                                                -------------  -------------  -------------

Net increase (decrease) in net assets resulting from
      operations . . . . . . . . . . . . . . . . . . . . . .          (37,916)       (22,716)    12,911,259
                                                                -------------  -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . .          742,285      1,808,688     45,810,561
  Contract terminations and withdrawal payments  . . . . . .         (169,160)      (384,991)    (6,189,324)
  Actuarial adjustments for mortality experience
    on annuities  in payment period. . . . . . . . . . . . .            3,303         -              25,380
  Annuity benefit payments . . . . . . . . . . . . . . . . .           (2,074)        -             (27,424)
                                                                -------------  -------------  -------------

Increase in net assets from contract transactions  . . . . .          574,354      1,423,697     39,619,193
                                                                -------------  -------------  -------------

Increase in net assets . . . . . . . . . . . . . . . . . . .          536,438      1,400,981     52,530,452

Net assets at the beginning of year. . . . . . . . . . . . .        2,406,965      1,226,080     25,931,647
                                                                -------------  -------------  -------------

Net assets at the end of year  . . . . . . . . . . . . . . .        2,943,403      2,627,061     78,462,099
                                                                -------------  -------------  -------------
                                                                -------------  -------------  -------------

See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
                          YEAR ENDED DECEMBER 31, 1995


                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                ----------------------------------------------------------
                                                                                                 MONEY           ASSET
                                                                   GROWTH          BOND          MARKET        ALLOCATION
                                                                -------------  -------------  -------------  -------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . .   $     (291,957)     1,114,029        769,167      3,888,695
  Net realized gains (losses) on investments . . . . . . . .        4,339,338         89,210         -           6,207,397
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . .       12,794,298      7,212,393         -          41,592,552
                                                                -------------  -------------  -------------  -------------

Net increase in net assets resulting from operations . . . .       16,841,679      8,415,632        769,167     51,688,644
                                                                -------------  -------------  -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . .       17,363,970     17,296,925     26,977,987     38,493,764
  Contract terminations and withdrawal payments  . . . . . .      (10,796,321)    (8,512,323)   (22,361,870)   (33,554,259)
  Actuarial adjustments for mortality experience on
   annuities in payment period . . . . . . . . . . . . . . .            3,960          4,532         -               5,210
  Annuity benefit payments . . . . . . . . . . . . . . . . .          (41,358)       (39,570)        -            (120,922)
                                                                -------------  -------------  -------------  -------------
Increase (decrease) in net assets from contract
    transactions . . . . . . . . . . . . . . . . . . . . . .        6,530,251      8,749,564      4,616,117      4,823,793
                                                                -------------  -------------  -------------  -------------
Increase in net assets . . . . . . . . . . . . . . . . . . .       23,371,930     17,165,196      5,385,284     56,512,437

Net assets at the beginning of year  . . . . . . . . . . . .       71,263,378     43,811,288     17,059,806    220,847,420
                                                                -------------  -------------  -------------  -------------

Net assets at the end of year  . . . . . . . . . . . . . . .   $   94,635,308     60,976,484     22,445,090    277,359,857
                                                                -------------  -------------  -------------  -------------
                                                                -------------  -------------  -------------  -------------


                                                                          SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------
                                                                  MORTGAGE        INDEX         CAPITAL
                                                                 SECURITIES        500        APPRECIATION
                                                                -------------  -------------  -------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . .        2,965,361        246,151     (1,292,911)
  Net realized gains (losses) on investments . . . . . . . .         (121,622)     1,920,999      4,761,028
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . .        5,658,568     18,037,274     15,606,790
                                                                -------------  -------------  -------------
Net increase in net assets resulting from operations . . . .        8,502,307     20,204,424     19,074,907
                                                                -------------  -------------  -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . .        9,481,967     19,277,060     23,567,255
  Contract terminations and withdrawal payments  . . . . . .       (9,747,738)    (6,802,839)   (11,285,041)
  Actuarial adjustments for mortality experience on
   annuities in payment period . . . . . . . . . . . . . . .               97         10,002          2,885
  Annuity benefit payments . . . . . . . . . . . . . . . . .          (49,422)       (37,065)       (45,434)
                                                                -------------  -------------  -------------
Increase (decrease) in net assets from contract
  transactions . . . . . . . . . . . . . . . . . . . . . . .         (315,096)    12,447,158     12,239,665
                                                                -------------  -------------  -------------

Increase in net assets . . . . . . . . . . . . . . . . . . .        8,187,211     32,651,582     31,314,572

Net assets at the beginning of year. . . . . . . . . . . . .       52,989,527     53,494,066     85,167,828
                                                                -------------  -------------  -------------

Net assets at the end of year. . . . . . . . . . . . . . . .       61,176,738     86,145,648    116,482,400
                                                                -------------  -------------  -------------
                                                                -------------  -------------  -------------


See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
                          YEAR ENDED DECEMBER 31, 1995


                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                ----------------------------------------------------------
                                                                                                MATURING       MATURING
                                                                                               GOVERNMENT     GOVERNMENT
                                                                INTERNATIONAL      SMALL          BOND           BOND
                                                                    STOCK         COMPANY         1998           2002
                                                                -------------  -------------  -------------  -------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . .   $   (1,117,692)      (571,081)       159,883        145,542
  Net realized gains on investments  . . . . . . . . . . . .        1,227,434      1,626,888          9,237         75,537
  Net change in unrealized appreciation or
    depreciation  of investments . . . . . . . . . . . . . .       10,596,958     12,812,480        246,388        357,420
                                                                -------------  -------------  -------------  -------------
Net increase in net assets resulting from
      operations . . . . . . . . . . . . . . . . . . . . . .       10,706,700     13,868,287        415,508        578,499
                                                                -------------  -------------  -------------  -------------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . .       27,249,522     24,201,389      2,388,058        855,808
  Contract terminations and withdrawal payments  . . . . . .      (17,218,586)    (5,289,049)    (1,589,727)      (990,459)
  Actuarial adjustments for mortality experience on
    annuities in payment period  . . . . . . . . . . . . . .            1,418         (7,859)        -              -
  Annuity benefit payments . . . . . . . . . . . . . . . . .          (46,552)       (50,186)        -              -
                                                                -------------  -------------  -------------  -------------
Increase (decrease) in net assets from contract
  transactions . . . . . . . . . . . . . . . . . . . . . . .        9,985,802     18,854,295        798,331       (134,651)
                                                                -------------  -------------  -------------  -------------
Increase in net assets . . . . . . . . . . . . . . . . . . .       20,692,502     32,722,582      1,213,839        443,848

Net assets at the beginning of year  . . . . . . . . . . . .       80,215,267     36,663,726      2,529,937      2,457,212
                                                                -------------  -------------  -------------  -------------
Net assets at the end of year. . . . . . . . . . . . . . . .   $  100,907,769     69,386,308      3,743,776      2,901,060
                                                                -------------  -------------  -------------  -------------
                                                                -------------  -------------  -------------  -------------

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                -------------------------------------------
                                                                  MATURING        MATURING
                                                                 GOVERNMENT      GOVERNMENT
                                                                    BOND            BOND          VALUE
                                                                    2006            2010          STOCK
                                                                -------------  -------------  -------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . .          108,269         55,069         (4,550)
  Net realized gains on investments  . . . . . . . . . . . .           40,348         38,710      1,282,060
  Net change in unrealized appreciation or
    depreciation  of investments . . . . . . . . . . . . . .          434,493        217,235      2,829,110
                                                                -------------  -------------  -------------
Net increase in net assets resulting from
      operations . . . . . . . . . . . . . . . . . . . . . .          583,110        311,014      4,106,620
                                                                -------------  -------------  -------------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . .          523,251        972,498     15,700,757
  Contract terminations and withdrawal payments  . . . . . .         (441,073)      (925,805)    (1,443,541)
  Actuarial adjustments for mortality experience on
    annuities in payment period  . . . . . . . . . . . . . .           -              -               4,017
  Annuity benefit payments . . . . . . . . . . . . . . . . .           -              -              (7,925)
                                                                -------------  -------------  -------------
Increase (decrease) in net assets from contract
  transactions . . . . . . . . . . . . . . . . . . . . . . .           82,178         46,693     14,253,308
                                                                -------------  -------------  -------------
Increase in net assets . . . . . . . . . . . . . . . . . . .          665,288        357,707     18,359,928

Net assets at the beginning of year  . . . . . . . . . . . .        1,741,677        868,373      7,571,719
                                                                -------------  -------------  -------------

Net assets at the end of year. . . . . . . . . . . . . . . .        2,406,965      1,226,080     25,931,647
                                                                -------------  -------------  -------------
                                                                -------------  -------------  -------------

 See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

(6)  FINANCIAL HIGHLIGHTS

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:


     GROWTH

                                                                                 YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------
                                                            1996           1995           1994           1993           1992
                                                         --------       --------       --------       --------       --------
     Unit value, beginning of year . . . . . . .         $  2.630          2.143          2.152          2.084          2.012
                                                         --------       --------       --------       --------       --------
     Income (loss) from investment operations:

        Net investment income (loss) . . . . . .            (.012)         (.008)         (.006)         (.001)          .001
        Net gains or losses on securities
            (both realized and unrealized) . . .             .425           .495          (.003)          .069           .071
                                                         --------       --------       --------       --------       --------

            Total from investment operations . .             .413           .487          (.009)          .068           .072
                                                         --------       --------       --------       --------       --------

     Unit value, end of year . . . . . . . . . .         $  3.043          2.630          2.143          2.152          2.084
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     BOND


                                                                                 YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------
                                                           1996             1995          1994          1993            1992
                                                         --------       --------       --------       --------       --------
     Unit value, beginning of year . . . . . . .         $  2.153          1.820          1.931          1.773          1.683
                                                         --------       --------       --------       --------       --------
     Income (loss) from investment operations:
        Net investment income  . . . . . . . . .             .081           .044           .051           .044           .051
        Net gains or losses on securities
            (both realized and unrealized) . . .            (.045)          .289          (.162)          .114           .039
                                                         --------       --------       --------       --------       --------
            Total from investment operations . .             .036           .333          (.111)          .158           .090
                                                         --------       --------       --------       --------       --------
     Unit value, end of year . . . . . . . . . .         $  2.189          2.153          1.820          1.931          1.773
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MONEY MARKET

                                                                                 YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------
                                                           1996            1995          1994            1993          1992
                                                         --------       --------       --------       --------       --------
     Unit value, beginning of year . . . . . . .         $  1.515          1.455          1.421          1.402          1.375
                                                         --------       --------       --------       --------       --------
     Income from investment operations:
        Net investment income  . . . . . . . . .             .055           .060           .034           .019           .027
                                                         --------       --------       --------       --------       --------

            Total from investment operations . .             .055           .060           .034           .019           .027
                                                         --------       --------       --------       --------       --------

     Unit value, end of year . . . . . . . . . .         $  1.570          1.515          1.455          1.421          1.402
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     ASSET ALLOCATION


                                                                                 YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------
                                                           1996            1995          1994            1993           1992
                                                         --------       --------       --------       --------       --------
     Unit value, beginning of year . . . . . . .         $  2.486          2.014          2.068          1.967          1.858
                                                         --------       --------       --------       --------       --------
     Income (loss) from investment operations:
        Net investment income  . . . . . . . . .             .047           .036           .017           .014           .013
        Net gains or losses on securities
            (both realized and unrealized) . . .             .229           .436          (.071)          .087           .096
                                                         --------       --------       --------       --------       --------
            Total from investment operations . .             .276           .472          (.054)          .101           .109
                                                         --------       --------       --------       --------       --------
     Unit value, end of year . . . . . . . . . .         $  2.762          2.486          2.014          2.068          1.967
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MORTGAGE SECURITIES


                                                                                 YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------
                                                            1996            1995          1994           1993           1992
                                                         --------       --------       --------       --------       --------
     Unit value, beginning of year . . . . . . .         $  1.934          1.660          1.739          1.612          1.535
                                                         --------       --------       --------       --------       --------
     Income (loss) from investment operations:
        Net investment income  . . . . . . . . .             .101           .097           .058           .038           .036
        Net gains or losses on securities
            (both realized and unrealized) . . .            (.025)          .177          (.137)          .089           .041
                                                         --------       --------       --------       --------       --------
            Total from investment operations . .             .076           .274          (.079)          .127           .077
                                                         --------       --------       --------       --------       --------

     Unit value, end of year . . . . . . . . . .         $  2.010          1.934          1.660          1.739          1.612
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     INDEX 500

                                                                                 YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------
                                                            1996           1995            1994         1993           1992
                                                         --------       --------       --------       --------       --------
     Unit value, beginning of year . . . . . . .         $  2.425          1.794          1.796          1.657          1.563
                                                         --------       --------       --------       --------       --------
     Income (loss) from investment operations:
        Net investment income  . . . . . . . . .                -           .008           .006           .003           .009
        Net gains or losses on securitie
            (both realized and unrealized) . . .             .488           .623          (.008)          .136           .085
                                                         --------       --------       --------       --------       --------

            Total from investment operations . .             .488           .631          (.002)          .139           .094
                                                         --------       --------       --------       --------       --------

     Unit value, end of year . . . . . . . . . .         $  2.913          2.425          1.794          1.796          1.657
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     CAPITAL APPRECIATION


                                                                                 YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------------
                                                           1996            1995          1994           1993           1992
                                                         --------       --------       --------       --------       --------
     Unit value, beginning of year . . . . . . .         $  2.524          2.082          2.062          1.891          1.823
                                                         --------       --------       --------       --------       --------
     Income from investment operations:
        Net investment loss  . . . . . . . . . .            (.035)         (.030)         (.023)         (.019)         (.016)
        Net gains on securities
            (both realized and unrealized) . . .             .443           .472           .043           .190           .084
                                                         --------       --------       --------       --------       --------
            Total from investment operations . .             .408           .442           .020           .171           .068
                                                         --------       --------       --------       --------       --------
     Unit value, end of year . . . . . . . . . .         $  2.932          2.524          2.082          2.062          1.891
                                                         --------       --------       --------       --------       --------
                                                         --------       --------       --------       --------       --------

          MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     INTERNATIONAL STOCK


                                                                                                                     PERIOD FROM
                                                                          YEAR ENDED DECEMBER 31,                    MAY 1, 1992*
                                                        -------------------------------------------------------      TO DECEMBER
                                                            1996           1995          1994            1993          31, 1992
                                                         --------       --------       --------       --------       -----------
     Unit value, beginning of period . . . . . .         $  1.462          1.296          1.317           .925           1.000
                                                         --------       --------       --------       --------        --------
     Income (loss) from investment operations:

        Net investment income (loss) . . . . . .             .017          (.018)          .012          (.005)           .007
        Net gains or losses on securities
            (both realized and unrealized) . . .             .251           .184          (.033)          .397           (.082)
                                                         --------       --------       --------       --------        --------

            Total from investment operations . .             .268           .166          (.021)          .392           (.075)
                                                         --------       --------       --------       --------        --------

     Unit value, end of period . . . . . . . . .         $  1.730          1.462          1.296          1.317            .925
                                                         --------       --------       --------       --------        --------
                                                         --------       --------       --------       --------        --------


     *    Commencement of the segregated sub-account's operations.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     SMALL COMPANY


                                                                                                     PERIOD FROM
                                                                   YEAR ENDED DECEMBER 31,           MAY 3, 1993*
                                                        ----------------------------------------     TO DECEMBER
                                                            1996           1995          1994         31, 1993
                                                         --------       --------       --------      -----------
     Unit value, beginning of period . . . . . .         $  1.591          1.220          1.164          1.000
                                                         --------       --------       --------       --------
     Income from investment operations:. . . . .

        Net investment loss  . . . . . . . . . .            (.018)         (.017)         (.014)         (.010)
        Net gains on securities
            (both realized and unrealized) . . .             .100           .388           .070           .174
                                                         --------       --------       --------       --------
            Total from investment operations . .             .082           .371           .056           .164
                                                         --------       --------       --------       --------

     Unit value, end of period . . . . . . . . .         $  1.673          1.591          1.220          1.164
                                                         --------       --------       --------       --------
                                                         --------       --------       --------       --------


*    Commencement of the segregated sub-account's operations.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 1998



                                                                                       PERIOD FROM
                                                          YEAR ENDED DECEMBER 31,      MAY 2, 1994*
                                                        -------------------------      TO DECEMBER
                                                          1996            1995          31, 1994
                                                         ---------      --------       -----------
     Unit value, beginning of period . . . . . .         $  1.124           .981           1.000
                                                         --------       --------        --------
     Income (loss) from investment operations:

        Net investment income (loss) . . . . . .            (.014)          .053            .030
        Net gains or losses on securities
            (both realized and unrealized) . . .             .046           .090           (.049)
                                                         --------       --------        --------
            Total from investment operations . .             .032           .143           (.019)
                                                         --------       --------        --------
     Unit value, end of period . . . . . . . . .         $  1.156          1.124            .981
                                                         --------       --------        --------
                                                         --------       --------        --------


     *    Commencement of the segregated sub-account's operations.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 2002


                                                                                       PERIOD FROM
                                                          YEAR ENDED DECEMBER 31,      MAY 2, 1994*
                                                        -------------------------      TO DECEMBER
                                                           1996           1995          31, 1994
                                                         --------       --------       -----------
     Unit value, beginning of period . . . . . .         $  1.200           .972           1.000
                                                         --------       --------        --------
     Income (loss) from investment operations:
        Net investment income  . . . . . . . . .             .057           .058            .038

        Net gains or losses on securities
            (both realized and unrealized) . . .            (.052)          .170           (.066)
                                                         --------       --------        --------
            Total from investment operations . .             .005           .228           (.028)
                                                         --------       --------        --------
     Unit value, end of period . . . . . . . . .         $  1.205          1.200            .972
                                                         --------       --------        --------
                                                         --------       --------        --------


     *    Commencement of the segregated sub-account's operations.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 2006


                                                                                       PERIOD FROM
                                                         YEAR ENDED DECEMBER 31,       MAY 2, 1994*
                                                        -------------------------      TO DECEMBER
                                                           1996           1995          31, 1994
                                                         --------       --------       -----------
     Unit value, beginning of period . . . . . .         $  1.281           .963           1.000
                                                         --------       --------        --------
     Income (loss) from investment operations:

        Net investment income  . . . . . . . . .             .062           .059            .038
        Net gains or losses on securities
            (both realized and unrealized) . . .            (.093)          .259           (.075)
                                                         --------       --------        --------
            Total from investment operations . .            (.031)          .318           (.037)
                                                         --------       --------        --------
     Unit value, end of period . . . . . . . . .         $  1.250          1.281            .963
                                                         --------       --------        --------
                                                         --------       --------        --------


     *    Commencement of the segregated sub-account's operations.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 2010

                                                                                       PERIOD FROM
                                                          YEAR ENDED DECEMBER 31,      MAY 2, 1994*
                                                        -------------------------      TO DECEMBER
                                                           1996           1995          31, 1994
                                                         --------       --------       -----------
     Unit value, beginning of period . . . . . .         $  1.326           .951           1.000
                                                         --------       --------        --------
     Income (loss) from investment operations:

        Net investment income (loss) . . . . . .            (.015)          .063            .036
        Net gains or losses on securities
            (both realized and unrealized) . . .            (.046)          .312           (.085)
                                                         --------       --------        --------
            Total from investment operations . .            (.061)          .375           (.049)
                                                         --------       --------        --------

     Unit value, end of period . . . . . . . . .         $  1.265          1.326            .951
                                                         --------       --------        --------
                                                         --------       --------        --------



     *    Commencement of the segregated sub-account's operations.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     VALUE STOCK



                                                                                       PERIOD FROM
                                                          YEAR ENDED DECEMBER 31,      MAY 2, 1994*
                                                        -------------------------      TO DECEMBER
                                                           1996           1995          31, 1994
                                                         --------       --------       -----------
     Unit value, beginning of period . . . . . .         $  1.375          1.047           1.000
                                                         --------       --------        --------
     Income from investment operations:
        Net investment income  . . . . . . . . .                -              -            .004
        Net gains on securities
            (both realized and unrealized) . . .             .403           .328            .043
                                                         --------       --------        --------

            Total from investment operations . .             .403           .328            .047
                                                         --------       --------        --------

     Unit value, end of period . . . . . . . . .         $  1.778          1.375           1.047
                                                         --------       --------        --------
                                                         --------       --------        --------


*    Commencement of the segregated sub-account's operations.

                                                   INDEPENDENT AUDITORS' REPORT

The Board of Trustees

The Minnesota Mutual Life Insurance Company

  We have audited the accompanying consolidated balance sheets of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of operations and policyowners' surplus and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996 in conformity with generally accepted accounting principles. As discussed in Note 2 to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," in 1996.

  Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                      KPMG Peat Marwick LLP
Minneapolis, Minnesota

February 10, 1997

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 1996 AND 1995

                                     ASSETS

                                                        1996        1995
                                                     ----------- -----------
                                                         (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,558,975 and $4,525,352)                        $ 4,674,082 $ 4,761,561
  Held-to-maturity, at amortized cost (fair value
   $1,179,112 and $1,281,523)                          1,125,638   1,180,654
Equity securities, at fair value (cost $429,509 and
 $277,554)                                               549,797     384,882
Mortgage loans, net                                      608,808     608,537
Real estate, net                                          43,082      47,256
Policy loans                                             204,178     198,716
Short-term investments                                   122,772      72,841
Other invested assets                                     98,247      91,530
                                                     ----------- -----------
   Total investments                                   7,426,604   7,345,977
Cash                                                      57,140      48,358
Finance receivables, net                                 259,192     226,720
Deferred policy acquisition costs                        589,517     539,732
Accrued investment income                                 90,996      98,373
Premiums receivable                                       77,140      85,247
Property and equipment, net                               55,050      50,809
Reinsurance recoverables                                 126,629     102,198
Other assets                                              54,798      46,530
Separate account assets                                3,706,256   2,609,460
                                                     ----------- -----------
    Total assets                                     $12,443,322 $11,153,404
                                                     =========== ===========

                     LIABILITIES AND POLICYOWNERS' SURPLUS

Liabilities:
  Policy and contract account balances               $ 4,310,015 $ 4,287,083
  Future policy and contract benefits                  1,638,720   1,554,898
  Pending policy and contract claims                      70,577      55,812
  Other policyowner funds                                396,848     371,537
  Policyowner dividends payable                           49,899      50,450
  Unearned premiums and fees                             207,111     210,494
  Federal income tax liability:
   Current                                                25,643      39,516
   Deferred                                              149,665     173,905
  Other liabilities                                      286,042     320,607
  Notes payable                                          319,000     279,967
  Separate account liabilities                         3,691,374   2,596,285
                                                     ----------- -----------
   Total liabilities                                  11,144,894   9,940,554
Policyowners' surplus:
  Unassigned surplus                                   1,190,116   1,059,598
  Net unrealized investment gains                        108,312     153,252
                                                     ----------- -----------
   Total policyowners' surplus                         1,298,428   1,212,850
                                                     ----------- -----------
    Total liabilities and policyowners' surplus      $12,443,322 $11,153,404
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND POLICYOWNERS' SURPLUS

YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                            STATEMENTS OF OPERATIONS

                                             1996        1995       1994
                                          ----------  ----------  ---------
                                                  (IN THOUSANDS)
Revenues:
  Premiums                                $  612,359  $  603,770  $ 562,018
  Policy and contract fees                   245,966     214,203    188,115
  Net investment income                      530,987     515,047    486,101
  Net realized investment gains               59,546      66,643     25,769
  Finance charge income                       46,932      39,937     34,258
  Other income                                51,630      40,250     30,106
                                          ----------  ----------  ---------
    Total revenues                         1,547,420   1,479,850  1,326,367
                                          ----------  ----------  ---------
Benefits and expenses:
  Policyowner benefits                       541,520     517,771    498,424
  Interest credited to policies and con-
   tracts                                    288,967     297,145    283,626
  General operating expenses                 302,618     273,425    253,317
  Commissions                                103,370      93,465     87,631
  Administrative and sponsorship fees         79,360      76,223     71,143
  Dividends to policyowners                   24,804      27,282     26,672
  Interest on notes payable                   22,798      11,128      7,295
  Increase in deferred policy acquisition
   costs                                     (15,312)    (29,822)   (43,974)
                                          ----------  ----------  ---------
    Total benefits and expenses            1,348,125   1,266,617  1,184,134
                                          ----------  ----------  ---------
     Income from operations before taxes     199,295     213,233    142,233
Federal income tax expense:
  Current                                     68,033      71,379     63,641
  Deferred                                       744      11,995     (1,511)
                                          ----------  ----------  ---------
    Total federal income tax expense          68,777      83,374     62,130
     Net income                           $  130,518  $  129,859  $  80,103
                                          ==========  ==========  =========

                      STATEMENTS OF POLICYOWNERS' SURPLUS

Policyowners' surplus, beginning of year  $1,212,850  $  874,577  $ 892,510
  Net income                                 130,518     129,859     80,103
  Change in net unrealized investment
   gains and losses                          (44,940)    208,414    (98,036)
                                          ----------  ----------  ---------
Policyowners' surplus, end of year        $1,298,428  $1,212,850  $ 874,577
                                          ==========  ==========  =========

       See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                     (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                  $  130,518  $  129,859  $   80,103
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Interest credited to annuity and insur-
   ance contracts                              275,968     288,218     277,863
  Fees deducted from policy and contract
   balances                                   (206,780)   (201,575)   (188,226)
  Change in future policy benefits              84,389     100,025      63,328
  Change in other policyowner liabilities       16,099      (4,762)    (16,794)
  Change in deferred policy acquisition
   costs                                       (15,312)    (29,822)    (43,974)
  Change in premiums due and other receiv-
   ables                                       (26,142)    (18,039)     38,166
  Change in federal income tax liabilities     (12,055)     18,376      17,854
  Net realized investment gains                (59,546)    (66,643)    (25,769)
  Other, net                                    29,987      36,561      28,958
                                            ----------  ----------  ----------
    Net cash provided by operating activi-
     ties                                      217,126     252,198     231,509
                                            ----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                    877,682   1,349,348     653,498
  Equity securities                            352,901     203,493      88,645
  Mortgage loans                                15,567       4,315      20,912
  Real estate                                   11,678      15,948      17,571
  Other invested assets                         12,280      10,775      28,305
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                    329,550     253,576     327,337
  Fixed maturity securities, held-to-matu-
   rity                                        114,222     127,617      75,648
  Mortgage loans                                94,703     104,730     126,134
Cost of purchases of:
  Fixed maturity securities, available-
   for-sale                                 (1,228,048) (1,975,130) (1,123,125)
  Fixed maturity securities, held-to-matu-
   rity                                        (60,612)   (140,763)   (131,820)
  Equity securities                           (446,599)   (212,142)   (131,483)
  Mortgage loans                              (108,691)   (209,399)   (145,964)
  Real estate                                   (3,786)    (16,554)    (10,985)
  Other invested assets                        (29,271)    (20,517)    (12,732)
Finance receivable originations or pur-
 chases                                       (175,876)   (167,298)   (134,867)
Finance receivable principal payments          142,723     123,515     104,539
Other, net                                     (43,662)    (19,292)     15,309
                                            ----------  ----------  ----------
    Net cash used for investing activities    (145,239)   (567,778)   (233,078)
                                            ----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance
 contracts                                     657,405     710,525     647,237
Withdrawals from annuity and insurance
 contracts                                    (702,681)   (563,569)   (645,969)
Proceeds from issuance of surplus notes            --      124,967         --
Proceeds from issuance of debt by subsidi-
 ary                                            60,000      50,000      30,000
Payments on debt by subsidiary                 (21,000)    (10,000)     (9,100)
Other, net                                      (6,898)     (3,801)     (5,940)
                                            ----------  ----------  ----------
    Net cash provided by (used for) fi-
     nancing activities                        (13,174)    308,122      16,228
                                            ----------  ----------  ----------
Net increase (decrease) in cash and short-
 term investments                               58,713      (7,458)     14,659
Cash and short-term investments, beginning
 of year                                       121,199     128,657     113,998
                                            ----------  ----------  ----------
Cash and short-term investments, end of
 year                                       $  179,912  $  121,199  $  128,657
                                            ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) NATURE OF OPERATIONS

The Minnesota Mutual Life Insurance Company (the Company), both directly and through its subsidiaries, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units which focus on various markets: Individual, Financial Services, Group, and Pension. Revenues reported in 1996 by these business units were $780,250,000, $279,554,000, $213,461,000 and $104,059,000, respectively.
Additional revenues of $170,096,000 were reported by the Company's subsidiaries.

  At December 31, 1996, the Company was one of the 11 largest mutual life insurance company groups in the United States, as measured by total assets. The Company serves nearly seven million people through more than 4,000 associates located at its St. Paul headquarters and in 81 general agencies and 43 regional offices throughout the United States.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of The Minnesota Mutual Life Insurance Company and its subsidiaries (collectively, "the Company"). All material intercompany transactions and balances have been eliminated.

  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary from management's estimates.

New Accounting Principles

In 1995 and prior years, the Company prepared its financial statements according to statutory accounting practices prescribed or permitted by the Commerce Department of the State of Minnesota (Department of Commerce), and these accounting practices were considered GAAP for mutual life insurance companies.

  In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40 (the Interpretation), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation was supposed to become effective for fiscal years beginning after December 15, 1994 and stated that financial statements prepared in accordance with statutory accounting practices would no longer be considered to be in conformity with GAAP. The Interpretation requires all mutual life insurance companies that report their financial statements in conformity with GAAP to apply all applicable authoritative GAAP pronouncements, with the exception of Statements of Financial Accounting Standards (SFAS) No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting for Reinsurance of Short-Duration and Long-Duration Contracts."

  In January 1995, the FASB issued SFAS 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts." This statement deferred the implementation of the Interpretation to fiscal years beginning after December 15, 1995 and extended the requirements of SFAS Nos. 60, 97 and 113 to mutual life insurance enterprises.

  SFAS No. 120 also requires mutual life insurance enterprises to adopt Statement of Position 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises," which was issued by the American Institute of Certified Public Accountants.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  The Company adopted SFAS No. 120 on January 1, 1996, and the accompanying 1994 and 1995 financial statements and related notes have been restated to conform with the presentation of the 1996 GAAP financial statements.

  The Company will continue to prepare financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. The significant differences between statutory and GAAP financial results are presented in Note 12.

Insurance Revenues and Expenses

Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to gross margins.

Deferred Policy Acquisition Costs

The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

  For traditional life, accident and health and group life products, deferred acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

  For nontraditional life products and deferred annuities, deferred acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.

  Deferred acquisition costs amortized were $125,978,000, $104,940,000 and $86,477,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Finance Charge Income and Receivables

Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments

Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities which may be sold prior to maturity are classified as available-for-sale and carried at fair value.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.

  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.

  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1996 and 1995, was $5,968,000 and $8,342,000, respectively.

  Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments

The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps are used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps are based upon certain stock indices, and settlement with the counterparties will take place in January 1998. If, at the time of settlement for a particular swap, the designated stock index has fallen below a specified level, the counterparty will pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index has risen, the Company will pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap.

  The basic types of risks associated with derivatives are market risk (that the value of the derivative will be adversely affected by changes in the market) and credit risk (that the counterparty will not perform according to the contract terms). To reduce credit risk, the swap contracts require that the counterparties maintain sufficient credit ratings and provide collateral under certain circumstances.

  The swaps are carried at fair value, which is based upon dealer quotes. Changes in fair value are recorded directly in policyowners' surplus. Upon settlement of the swaps, gains or losses are recognized in income.

Capital Gains and Losses

Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of policyowners' surplus, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation of $81,962,000 and $75,507,000 at December 31, 1996 and 1995, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 1996, 1995 and 1994, was $6,454,000, $5,941,000 and $8,136,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of certain policyowners and contractholders. The Company receives administrative and investment advisory fees for services rendered on behalf of these funds. Separate account assets and liabilities are carried at fair value, based upon the market value of the investments held in the segregated funds.

  The Company periodically invests money in its separate accounts. The market value of such investments is included with separate account assets and amounted to $14,882,000 and $13,175,000 as of December 31, 1996 and 1995, respectively.

Policyowner Liabilities

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.

  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

  Other policyowner funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business

Substantially all of the Company's premium revenues are derived from participating policies. Dividends and other discretionary payments are declared by the Board of Trustees based upon actuarial determinations which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes

Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS

Net investment income for the years ended December 31 was as follows:

                             1996      1995      1994
                           --------  --------  --------
                                 (IN THOUSANDS)
Fixed maturity securities  $433,985  $426,114  $417,698
Equity securities            14,275     8,883     4,485
Mortgage loans               63,865    58,943    49,676
Real estate                    (475)      497       648
Policy loans                 13,828    12,821    11,800
Short-term investments        6,535     6,716     4,262
Other invested assets         4,901     5,168     3,212
                           --------  --------  --------
  Gross investment income   536,914   519,142   491,781
Investment expenses          (5,927)   (4,095)   (5,680)
                           --------  --------  --------
    Total                  $530,987  $515,047  $486,101
                           ========  ========  ========

  Net realized capital gains (losses) for the years ended December 31 were as follows:

                            1996     1995     1994
                           -------  -------  -------
                               (IN THOUSANDS)
Fixed maturity securities  $(6,536) $24,025  $(2,528)
Equity securities           57,770   36,374   11,268
Mortgage loans                (721)    (207)     (82)
Real estate                  7,088    2,436    3,915
Other invested assets        1,945    4,015   13,196
                           -------  -------  -------
    Total                  $59,546  $66,643  $25,769
                           =======  =======  =======

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1996      1995      1994
                                                --------  --------  --------
                                                      (IN THOUSANDS)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 19,750  $ 34,898  $ 13,375
  Gross realized losses                          (26,286)  (10,873)  (15,903)
Equity securities:
  Gross realized gains                            79,982    52,670    21,538
  Gross realized losses                          (22,212)  (16,296)  (10,270)

  Net unrealized gains (losses) included in policyowners' surplus at December 31 were as follows:

                                                   1996      1995
                                                 --------  --------
                                                  (IN THOUSANDS)
Gross unrealized gains                           $314,576  $358,877
Gross unrealized losses                           (77,337)  (13,713)
Adjustment to deferred policy acquisition costs   (65,260)  (99,732)
Adjustment to unearned policy and contract fees    (8,192)  (11,665)
Deferred federal income taxes                     (55,475)  (80,515)
                                                 --------  --------
  Net unrealized gains                           $108,312  $153,252
                                                 ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                GROSS UNREALIZED
                                     AMORTIZED  ----------------    FAIR
                                        COST     GAINS   LOSSES    VALUE
                                     ---------- -------- ------- ----------
                                                 (IN THOUSANDS)
DECEMBER 31, 1996
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities  $  302,820 $  2,397 $ 6,756 $  298,461
  States, municipalities, and polit-
   ical subdivisions                     11,296      759     --      12,055
  Foreign governments                     1,926      --       54      1,872
  Corporate securities                2,450,126  115,846  19,554  2,546,418
  Mortgage-backed securities          1,792,807   64,834  42,365  1,815,276
                                     ---------- -------- ------- ----------
    Total fixed maturities            4,558,975  183,836  68,729  4,674,082
  Equity securities--unaffiliated       353,983  107,172   5,168    455,987
  Equity securities--affiliated          75,526   18,284     --      93,810
                                     ---------- -------- ------- ----------
    Total equity securities             429,509  125,456   5,168    549,797
                                     ---------- -------- ------- ----------
      Total available-for-sale        4,988,484  309,292  73,897  5,223,879
Held-to-maturity:
  Corporate securities                  904,994   50,187   3,130    952,051
  Mortgage-backed securities            220,644    7,833   1,416    227,061
                                     ---------- -------- ------- ----------
    Total held-to-maturity            1,125,638   58,020   4,546  1,179,112
                                     ---------- -------- ------- ----------
      Total                          $6,114,122 $367,312 $78,443 $6,402,991
                                     ========== ======== ======= ==========
DECEMBER 31, 1995
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities  $  261,669 $ 10,911 $   440 $  272,140
  States, municipalities, and polit-
   ical subdivisions                     26,317    3,262     --      29,579
  Foreign governments                     1,704      223     --       1,927
  Corporate securities                2,523,889  169,329   6,098  2,687,120
  Mortgage-backed securities          1,711,773   62,510   3,488  1,770,795
                                     ---------- -------- ------- ----------
    Total fixed maturities            4,525,352  246,235  10,026  4,761,561
Equity securities--unaffiliated         196,355   91,269   1,590    286,034
Equity securities--affiliated            81,199   17,649     --      98,848
                                     ---------- -------- ------- ----------
    Total equity securities             277,554  108,918   1,590    384,882
                                     ---------- -------- ------- ----------
      Total available-for-sale        4,802,906  355,153  11,616  5,146,443
Held-to-maturity:
  United States government and gov-
   ernment agencies and authorities         250        3     --         253
  States, municipalities, and polit-
   ical subdivisions                        525        6     --         531
  Corporate securities                  953,511   89,962     525  1,042,948
  Mortgage-backed securities            226,368   11,540     117    237,791
                                     ---------- -------- ------- ----------
    Total held-to-maturity            1,180,654  101,511     642  1,281,523
                                     ---------- -------- ------- ----------
      Total                          $5,983,560 $456,664 $12,258 $6,427,966
                                     ========== ======== ======= ==========

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   AVAILABLE-FOR-SALE     HELD-TO-MATURITY
                                  --------------------- ---------------------
                                  AMORTIZED     FAIR    AMORTIZED     FAIR
                                     COST      VALUE       COST      VALUE
                                  ---------- ---------- ---------- ----------
                                                (IN THOUSANDS)
Due in one year or less           $   33,390 $   33,429 $    4,889 $    4,948
Due after one year through five
 years                               435,040    459,870    163,206    168,527
Due after five years through ten
 years                             1,383,954  1,429,460    223,848    235,754
Due after ten years                  913,784    936,047    513,051    542,822
                                  ---------- ---------- ---------- ----------
                                   2,766,168  2,858,806    904,994    952,051
Mortgage-backed securities         1,792,807  1,815,276    220,644    227,061
                                  ---------- ---------- ---------- ----------
  Total                           $4,558,975 $4,674,082 $1,125,638 $1,179,112
                                  ========== ========== ========== ==========

  At December 31, 1996 and 1995, bonds and certificates of deposit with a carrying value of $12,934,000 and $15,296,000, respectively, were on deposit with various regulatory authorities as required by law.

  Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1996    1995
                        ------- -------
                        (IN THOUSANDS)
Mortgage loans          $ 1,895 $ 1,711
Foreclosed real estate      535     400
Investment real estate    2,529   2,565
                        ------- -------
  Total                 $ 4,959 $ 4,676
                        ======= =======

  At December 31, 1996, the recorded investment in mortgage loans that were considered to be impaired was $6,518,000 before allowance for credit losses. Included in this amount is $2,225,000 of impaired loans, for which the related allowance for credit losses is $395,000, and $4,293,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.

  At December 31, 1995, the recorded investment in mortgage loans that were considered to be impaired was $12,232,000 before allowance for credit losses. Included in this amount is $3,256,000 of impaired loans, for which the related allowance for credit losses is $211,000, and $8,976,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.

  In addition to the allowance for credit losses on impaired mortgage loans, a general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1996, 1995 and 1994.

  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1996    1995    1994
                              ------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $1,711  $2,449  $2,412
Provision for credit losses      381     127     622
Charge-offs                     (197)   (865)   (585)
                              ------  ------  ------
  Balance at end of year      $1,895  $1,711  $2,449
                              ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  Below is a summary of interest income on impaired mortgage loans.

                                                          1996   1995    1994
                                                         ------ ------- -------
                                                             (IN THOUSANDS)
Average impaired mortgage loans                          $9,375 $15,845 $20,236
Interest income on impaired mortgage loans--contractual   1,796   1,590   2,103
Interest income on impaired mortgage loans--collected     1,742   1,515   1,963

(4) NET FINANCE RECEIVABLES

Finance receivables as of December 31 were as follows:

                                       1996      1995
                                     --------  --------
                                      (IN THOUSANDS)
Direct installment loans             $204,038  $178,262
Retail installment notes               30,843    32,345
Retail revolving credit                24,863    14,864
Credit card receivables                 3,541     4,479
Accrued interest                        3,404     3,147
                                     --------  --------
Gross receivables                     266,689   233,097
Allowance for uncollectible amounts    (7,497)   (6,377)
                                     --------  --------
  Finance receivables, net           $259,192  $226,720
                                     ========  ========

  Direct installment loans at December 31, 1996 consisted of $93,127,000 of discount basis loans (net of unearned finance charges) and $110,911,000 of interest-bearing loans. As of December 31, 1995, discount basis loans amounted to $92,351,000 and interest-bearing loans amounted to $85,911,000. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.

  Principal cash collections of direct installment loans amounted to $92,438,000, $75,865,000 and $70,941,000, and the percentage of these cash collections to average net balances was 48%, 47% and 55% for the years ended December 31, 1996, 1995 and 1994, respectively.

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                               1996     1995    1994
                              -------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $ 6,377  $5,360  $4,801
Provision for credit losses    10,086   6,140   4,652
Charge-offs                   (11,036) (6,585) (5,305)
Recoveries                      2,070   1,462   1,212
                              -------  ------  ------
  Balance at end of year      $ 7,497  $6,377  $5,360
                              =======  ======  ======

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5) INCOME TAXES

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                           1996     1995     1994
                          -------  -------  -------
                              (IN THOUSANDS)
Computed tax expense      $69,753  $74,631  $49,781
Differences between
 computed and actual tax
 expense:
  Dividends received
   deduction               (2,534)  (1,710)  (1,293)
  Special tax on mutual
   life insurance
   companies                2,760   10,134    9,880
  Tax credits              (3,475)  (1,840)  (1,150)
  Expense adjustments and
   other                    2,273    2,159    4,912
                          -------  -------  -------
    Total tax expense     $68,777  $83,374  $62,130
                          =======  =======  =======

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1996     1995
                                                      -------- --------
                                                         (IN THOUSANDS)
Deferred tax assets:
  Policyowner liabilities                             $ 15,854 $ 22,151
  Unearned fee income                                   43,232   43,576
  Pension and post-retirement benefits                  21,815   20,187
  Tax deferred policy acquisition costs                 58,732   47,228
  Net realized capital losses                            8,275    7,881
  Other                                                 19,229   17,997
                                                      -------- --------
    Gross deferred tax assets                          167,137  159,020
Deferred tax liabilities:
  Deferred policy acquisition costs                    206,331  188,906
  Real estate and property and equipment depreciation   10,089    9,049
  Basis difference on investments                        8,605    7,402
  Net unrealized capital gains                          81,339  119,604
  Other                                                 10,438    7,964
                                                      -------- --------
    Gross deferred tax liabilities                     316,802  332,925
                                                      -------- --------
      Net deferred tax liability                      $149,665 $173,905
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1996 and 1995, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

  Income taxes paid for the years ended December 31, 1996, 1995 and 1994, were $79,026,000, $64,390,000 and $45,268,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                  1996     1995      1994
                                -------- --------  --------
                                      (IN THOUSANDS)
Balance at January 1            $377,302 $349,311  $323,304
  Less: reinsurance recoverable   80,333   61,624    51,549
                                -------- --------  --------
Net balance at January 1         296,969  287,687   271,755
                                -------- --------  --------
Incurred related to:
  Current year                   134,727  129,896   129,028
  Prior years                      4,821   (4,014)      860
                                -------- --------  --------
Total incurred                   139,548  125,882   129,888
                                -------- --------  --------
Paid related to:
  Current year                    51,695   47,620    46,270
  Prior years                     70,073   68,980    67,686
                                -------- --------  --------
Total paid                       121,768  116,600   113,956
                                -------- --------  --------
Net balance at December 31       314,749  296,969   287,687
  Plus: reinsurance recoverable  102,161   80,333    61,624
                                -------- --------  --------
Balance at December 31          $416,910 $377,302  $349,311
                                ======== ========  ========

  The liability for unpaid accident and health claims and claim adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

  Incurred claims related to prior years are due to the differences between actual and estimated claims incurred as of the end of the prior year and interest credited to future policy and contract benefits.

(7) EMPLOYEE BENEFIT PLANS

Pension Plans

The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan which provides certain employees with benefits in excess of limits for qualified retirement plans.

  Net periodic pension cost for the years ended December 31 included the following components:

                                                    1996      1995     1994
                                                  --------  --------  -------
                                                       (IN THOUSANDS)
Service cost--benefits earned during the period   $  6,019  $  5,294  $ 4,880
Interest accrued on projected benefit obligation     8,541     7,935    7,382
Actual return on plan assets                       (12,619)  (18,061)  (1,331)
Net amortization and deferral                        4,698    11,811   (5,094)
                                                  --------  --------  -------
  Net periodic pension cost                       $  6,639  $  6,979  $ 5,837
                                                  ========  ========  =======

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The funded status for the Company's plans as of December 31 was calculated as follows:

                                           FUNDED PLANS       UNFUNDED PLAN
                                         ------------------  ----------------
                                           1996      1995     1996     1995
                                         --------  --------  -------  -------
                                                  (IN THOUSANDS)
Actuarial present value of benefit ob-
 ligations:
  Vested benefit obligation              $ 61,328  $ 56,428  $   --   $   --
  Non-vested benefit obligation            19,119    16,599    5,912    4,539
                                         --------  --------  -------  -------
    Accumulated benefit obligation       $ 80,447  $ 73,027  $ 5,912  $ 4,539
                                         ========  ========  =======  =======
Pension liability included in other li-
 abilities:
  Projected benefit obligation           $117,836  $105,180  $12,576  $10,430
  Plan assets at fair value               115,107   102,594      --       --
                                         --------  --------  -------  -------
  Plan assets less than projected bene-
   fit obligation                           2,729     2,586   12,576   10,430
  Unrecognized net gain (loss)              3,633     2,095   (2,332)  (1,187)
  Unrecognized prior service cost            (364)     (213)     --       --
  Unamortized transition asset (obliga-
   tion)                                    2,422     2,643   (8,451)  (9,219)
  Additional minimum liability                --        --     4,119    4,515
                                         --------  --------  -------  -------
    Net pension liability                $  8,420  $  7,111  $ 5,912  $ 4,539
                                         ========  ========  =======  =======

  A weighted average discount rate of 7.5% and a weighted average rate of increase in future compensation levels of 5.8% were used in determining the actuarial present value of the projected benefit obligation at December 31, 1996 and 1995. The assumed long-term rate of return on plan assets was either 7.5% or 8.5%, depending on the plan.

Profit Sharing Plans

The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the trustees of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1996, 1995 and 1994 of $6,092,000, $6,595,000 and $6,866,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

Postretirement Benefits Other than Pensions

The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

Components of net periodic postretirement benefit cost for the years ended December 31 were as follows:

                                                   1996    1995    1994
                                                  ------  ------  ------
                                                     (IN THOUSANDS)
Service cost--benefits earned during the period   $1,011  $1,276  $1,760
Interest accrued on projected benefit obligation   2,041   2,452   2,298
Amortization of prior service cost                  (513)   (513)   (223)
Amortization of net gain                            (177)    --      --
                                                  ------  ------  ------
  Net periodic postretirement benefit cost        $2,362  $3,215  $3,835
                                                  ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The accumulated postretirement benefit obligation and the accrued postretirement benefit liability for the years ended December 31 were as follows:

                                                         1996    1995
                                                        ------- -------
                                                        (IN THOUSANDS)
Accumulated postretirement benefit obligation:
  Retirees                                              $10,238 $11,875
  Other fully eligible plan participants                  4,594   5,535
  Other active plan participants                          9,514   9,809
                                                        ------- -------
    Total accumulated postretirement benefit obligation  24,346  27,219
Unrecognized prior service cost                           4,107   4,620
Unrecognized net gain                                     9,880   4,743
                                                        ------- -------
      Accrued postretirement benefit liability          $38,333 $36,582
                                                        ======= =======

  The discount rate used in determining the accumulated postretirement benefit obligation for 1996 and 1995 was 7.5%. The 1996 net health care cost trend rate was 9.0%, graded to 5.5% over 7 years, and the 1995 rate was 11.0%, graded to 5.5% over 11 years.

  The assumptions presented herein are based on pertinent information available to management as of December 31, 1996 and 1995. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1996 by $4,262,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1996 by $583,000.

(8) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1996      1995      1994
                     --------  --------  --------
                           (IN THOUSANDS)
Direct premiums      $615,098  $600,841  $558,066
Reinsurance assumed    64,489    64,792    60,939
Reinsurance ceded     (67,228)  (61,863)  (56,987)
                     --------  --------  --------
      Net premiums   $612,359  $603,770  $562,018
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $72,330,000, $58,338,000 and $60,970,000 during 1996, 1995 and 1994, respectively.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1996 and 1995. Although management is not aware of any factors that would significantly affect the estimated fair values, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short term investments and finance receivables approximate the assets' fair values.

  The interest rates on the finance receivables outstanding as of December 31, 1996 and 1995, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1996 and 1995, approximate the fair value for those respective dates.

  The fair values of deferred annuities, annuity certain contracts, and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 1996 and 1995. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

  The carrying amounts and fair values of the Company's financial instruments which were classified as assets as of December 31 were as follows:

                                    1996                  1995
                            --------------------- ---------------------
                             CARRYING     FAIR     CARRYING     FAIR
                              AMOUNT     VALUE      AMOUNT     VALUE
                            ---------- ---------- ---------- ----------
                                          (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale        $4,674,082 $4,674,082 $4,761,561 $4,761,561
  Held-to-maturity           1,125,638  1,179,112  1,180,654  1,281,523
Equity securities              549,797    549,797    384,882    384,882
Mortgage loans:
  Commercial                   432,198    445,976    373,897    391,089
  Residential                  176,610    180,736    234,640    239,723
Policy loans                   204,178    204,178    198,716    198,716
Short-term investments         122,772    122,772     72,841     72,841
Cash                            57,140     57,140     48,358     48,358
Finance receivables, net       259,192    259,192    226,720    226,720
Derivatives                      1,197      1,197        --         --
                            ---------- ---------- ---------- ----------
    Total financial assets  $7,602,804 $7,674,182 $7,482,269 $7,605,413
                            ========== ========== ========== ==========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

  The carrying amounts and fair values of the Company's financial instruments which were classified as liabilities as of December 31 were as follows:

                                         1996                  1995
                                 --------------------- ---------------------
                                  CARRYING     FAIR     CARRYING     FAIR
                                   AMOUNT     VALUE      AMOUNT     VALUE
                                 ---------- ---------- ---------- ----------
                                               (IN THOUSANDS)
Deferred annuities               $2,178,355 $2,152,636 $2,178,223 $2,156,886
Annuity certain contracts            52,636     53,962     48,492     50,732
Other fund deposits                 808,592    805,709    856,535    847,975
Guaranteed investment contracts      18,770     18,866     47,426     47,987
Supplementary contracts without
 life contingencies                  47,966     47,536     41,431     39,962
Notes payable                       319,000    325,974    279,967    294,103
                                 ---------- ---------- ---------- ----------
    Total financial liabilities  $3,425,319 $3,404,683 $3,452,074 $3,437,645
                                 ========== ========== ========== ==========

(10) NOTES PAYABLE

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyowners' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1996 and 1995. The issuance costs of $1,403,000 are deferred and amortized over 30 years on a straight-line basis.

  Notes payable as of December 31 were as follows:

                                                              1996     1995
                                                            -------- --------
                                                             (IN THOUSANDS)
Corporate--surplus notes, 8.25%, 2025                       $125,000 $124,967
Consumer finance subsidiary--senior, 6.53%--8.77%, through
 2003                                                        194,000  155,000
                                                            -------- --------
    Total notes payable                                     $319,000 $279,967
                                                            ======== ========

  At December 31, 1996, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1997, $21,000,000; 1998, $31,000,000;
1999, $49,000,000; 2000, $33,000,000; 2001, $26,000,000.

  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth. As of December 31, 1996, the consumer finance subsidiary was required to have a minimum liquid net worth of $41,354,000. Liquid net worth at that date was $51,803,000.

  Interest paid on debt for the years ended December 31, 1996, 1995 and 1994, was $21,849,000, $6,504,000 and $5,378,000, respectively.

(11) COMMITMENTS AND CONTINGENCIES

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.

  The Company has issued certain participating group annuity and life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) COMMITMENTS AND CONTINGENCIES (CONTINUED)

$328,346,000 as of December 31, 1996. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

  The Company has long-term commitments to fund venture capital and real estate investments totaling $142,469,000 as of December 31, 1996. The Company estimates that $35,000,000 of these commitments will be invested in 1997, with the remaining $107,469,000 invested over the next four years.

  As of December 31, 1996, the Company had committed to purchase bonds and mortgage loans totaling $74,123,000 but had not completed the purchase transactions.

  At December 31, 1996, the Company had guaranteed the payment of $68,700,000 in policyowner dividends and discretionary amounts payable in 1997. The Company has pledged bonds, valued at $70,336,000, to secure this guarantee.

  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Associations. An asset is held for the amount of guaranty fund assessments paid which can be recovered through future premium tax credits.

(12) STATUTORY FINANCIAL DATA

Statutory accounting is primarily focused on solvency and surplus adequacy. Therefore, fundamental differences exist between statutory and GAAP accounting, and their effects on income and policyowners' surplus are illustrated below:

                           POLICYOWNERS' SURPLUS           NET INCOME
                           ----------------------  ----------------------------
                              1996        1995       1996      1995      1994
                           ----------  ----------  --------  --------  --------
                                            (IN THOUSANDS)
Statutory basis            $  682,886  $  601,565  $115,797  $ 88,706  $ 65,123
Adjustments:
  Deferred policy acquisi-
   tion costs                 589,517     539,732    15,312    29,822    43,974
  Net unrealized invest-
   ment gains                 111,575     235,143       --        --        --
  Statutory asset valua-
   tion reserve               240,474     201,721       --        --        --
  Statutory interest main-
   tenance reserve             24,707      32,899    (8,192)   12,976    (4,426)
  Premiums and fees de-
   ferred or receivable       (75,716)    (77,444)    1,587       497    (2,310)
  Change in reserve basis      98,406      77,464    20,114    12,382    (1,444)
  Separate accounts           (40,755)    (36,010)   (6,304)     (854)   (5,837)
  Unearned policy and con-
   tract fees                (121,843)   (122,786)   (2,530)   (4,410)  (10,406)
  Surplus notes              (125,000)   (124,967)      --        --        --
  Net deferred taxes         (149,665)   (173,905)      744   (11,995)    1,511
  Nonadmitted assets           31,531      28,211       --        --        --
  Policyowner dividends        57,765      57,263       502     4,660     2,446
  Other                       (25,454)    (26,036)   (6,512)   (1,925)   (8,528)
                           ----------  ----------  --------  --------  --------
    As reported in the
     accompanying
     consolidated
     financial statements  $1,298,428  $1,212,850  $130,518  $129,859  $ 80,103
                           ==========  ==========  ========  ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                SCHEDULE I

     SUMMARY OF INVESTMENTS--OTHER THAN INVESTMENTS IN RELATED PARTIES

                             DECEMBER 31, 1996

                                                                   AS SHOWN
                                                       MARKET   ON THE BALANCE
TYPE OF INVESTMENT                         COST(3)     VALUE       SHEET(1)
------------------                        ---------- ---------- --------------
                                                     (IN THOUSANDS)
Bonds:
  United States government and government
   agencies and authorities               $  302,820 $  298,461   $  298,461
  States, municipalities and political
   subdivisions                               11,296     12,055       12,055
  Foreign governments                          1,926      1,872        1,872
  Public utilities                           547,228    590,445      573,030
  Mortgage-backed securities               2,013,451  2,042,337    2,035,920
  All other corporate bonds                2,807,892  2,908,024    2,878,382
                                          ---------- ----------   ----------
    Total bonds                            5,684,613  5,853,194    5,799,720
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                             510        611          611
    Banks, trusts and insurance companies     12,824     21,484       21,484
    Industrial, miscellaneous and all
     other                                   329,792    422,401      422,401
  Nonredeemable preferred stocks              10,857     11,491       11,491
                                          ---------- ----------   ----------
      Total equity securities                353,983    455,987      455,987
                                          ---------- ----------   ----------
Mortgage loans on real estate                608,808     xxxxxx      608,808
Real estate (2)                               43,082     xxxxxx       43,082
Policy loans                                 204,178     xxxxxx      204,178
Other long-term investments                   98,247     xxxxxx       98,247
Short-term investments                       122,772     xxxxxx      122,772
                                          ----------              ----------
      Total                               $1,077,087     xxxxxx   $1,077,087
                                          ----------              ----------
Total investments                         $7,115,683     xxxxxx   $7,332,794
                                          ==========              ==========

-------

(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $1,810,000.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION

                              (IN THOUSANDS)

                                   AS OF DECEMBER 31,                                     FOR THE YEARS ENDED DECEMBER 31,
                   --------------------------------------------------- ------------------------------------------------------------
                               FUTURE POLICY                                                                AMORTIZATION
                    DEFERRED      BENEFITS                OTHER POLICY                         BENEFITS,    OF DEFERRED
                     POLICY    LOSSES, CLAIMS              CLAIMS AND                NET     CLAIMS, LOSSES    POLICY      OTHER
                   ACQUISITION AND SETTLEMENT  UNEARNED     BENEFITS    PREMIUM   INVESTMENT AND SETTLEMENT ACQUISITION  OPERATING
SEGMENT               COSTS     EXPENSES(1)   PREMIUMS(2)   PAYABLE    REVENUE(3)   INCOME      EXPENSES       COSTS     EXPENSES
-------            ----------- -------------- ----------- ------------ ---------- ---------- -------------- ------------ ----------
                                                                         (IN THOUSANDS)
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance     62,407        437,118      33,770      18,774      160,097     34,202       96,743        14,017     87,222
 Annuity              70,649      3,360,614         --           31       79,245    267,473      243,387        14,575    111,366
 Property and
 liability
 insurance               --          27,855      24,189         --        50,109      5,550       36,933           --      19,033
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $589,517     $5,948,735    $207,111     $70,577     $858,325   $530,987     $855,291      $125,978   $508,146
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1995:
 Life insurance     $430,829     $2,009,154    $151,864     $41,212     $540,353   $203,487     $454,299      $ 80,896   $266,090
 Accident and
 health insurance     55,888        400,950      34,847      14,567      153,505     33,358       93,482        11,448     83,345
 Annuity              53,015      3,401,760         --           33       74,899    272,499      260,854        12,596     86,716
 Property and
 liability
 insurance               --          30,117      23,783         --        49,216      5,703       33,563           --      18,090
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $539,732     $5,841,981    $210,494     $55,812     $817,973   $515,047     $842,198      $104,940   $454,241
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1994:
 Life insurance     $510,117     $1,867,170    $133,221     $47,099     $505,300   $192,141     $443,233      $ 59,351   $245,791
 Accident and
 health insurance     46,506        352,955      36,529      17,142      136,619     30,119       93,359        12,401     75,380
 Annuity              92,664      3,263,042         --           12       60,479    258,196      238,301        14,725     79,498
 Property and
 liability
 insurance               --          32,807      21,865         --        47,735      5,645       33,829           --      18,717
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $649,287     $5,515,974    $191,615     $64,253     $750,133   $486,101     $808,722      $ 86,477   $419,386
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========

                    FOR THE YEARS ENDED DECEMBER 31,
                    --------------------------------
                                 PREMIUMS
SEGMENT                         WRITTEN(4)
-------                         ----------
                               (IN THOUSANDS)
1996:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        50,515
                                 -------
                                 $50,515
                                 =======
1995:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        51,133
                                 -------
                                 $51,133
                                 =======
1994:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        47,073
                                 -------
                                 $47,073
                                 =======

-----

(1) Includes policy and contract account balances

(2) Includes unearned policy and contract fees

(3) Includes policy and contract fees

(4) Applies only to property and liability insurance

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                SCHEDULE IV

                                  REINSURANCE

           FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                            PERCENTAGE
                                        CEDED TO     ASSUMED                OF AMOUNT
                                          OTHER    FROM OTHER      NET      ASSUMED TO
                          GROSS AMOUNT  COMPANIES   COMPANIES     AMOUNT       NET
                          ------------ ----------- ----------- ------------ ----------
                                                 (IN THOUSANDS)
1996:
 Life insurance in force  $116,445,975 $15,164,764 $22,957,287 $124,238,498    18.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    347,056 $    45,988 $    63,044 $    364,112    17.3%
   Accident and health
    insurance                  174,219      15,511       1,389      160,097     0.9%
   Annuity                      38,041          --          --       38,041      --
   Property and liability
    insurance                   55,782       5,729          56       50,109     0.1%
                          ------------ ----------- ----------- ------------
     Total premiums       $    615,098 $    67,228 $    64,489 $    612,359    10.5%
                          ============ =========== =========== ============
1995:
 Life insurance in force  $106,228,277 $15,620,303 $24,289,241 $114,897,215    21.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    342,433 $    44,778 $    62,169 $    359,824    17.3%
   Accident and health
    insurance                  163,412      12,296       2,389      153,505     1.6%
   Annuity                      41,225          --          --       41,225      --
   Property and liability
    insurance                   53,771       4,789         234       49,216     0.5%
                          ------------ ----------- ----------- ------------
     Total premiums       $    600,841 $    61,863 $    64,792 $    603,770    10.7%
                          ============ =========== =========== ============
1994:
 Life insurance in force  $ 99,220,067 $13,570,369 $23,520,616 $109,170,314    21.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    322,799 $    38,088 $    59,064 $    343,775    17.2%
   Accident and health
    insurance                  145,333      10,007       1,293      136,619     0.9%
   Annuity                      33,889          --          --       33,889      --
   Property and liability
    insurance                   56,045       8,892         582       47,735     1.2%
                          ------------ ----------- ----------- ------------
     Total premiums       $    558,066 $    56,987 $    60,939 $    562,018    10.8%
                          ============ =========== =========== ============

74